UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5075

Thrivent Mutual Funds

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Rebecca A. Paulzine, Assistant Secretary

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-5168

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments

Growth and Income Plus Fund

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Bank Loans (8.9%)[a]	Value
Basic Materials (0.5%)
	Alpha Natural Resources, Inc., Term Loan
$39,899	3.500%, 5/22/2020	$38,661
	Fortescue Metals Group, Ltd., Term Loan
91,310	4.250%, 6/30/2019	91,968
	Ineos Group Holdings, Ltd., Term Loan
91,306	3.750%, 5/4/2018	90,702
	NewPage Corporation, Term Loan
90,000	9.500%, 2/11/2021	90,600

	Total	311,931

Capital Goods (0.4%)
	Berry Plastics Group, Inc., Term Loan
45,654	3.500%, 2/8/2020	45,426
	Rexnord, LLC, Term Loan
91,540	4.000%, 8/21/2020	91,539
	Silver II Borrower, Term Loan
89,374	4.000%, 12/13/2019	89,123

	Total	226,088

Communications Services (2.7%)
	Charter Communications Operating, LLC, Term Loan
45,655	3.000%, 12/31/2020	45,219
	Cincinnati Bell, Inc., Term Loan
91,540	4.000%, 9/10/2020	91,483
	Clear Channel Communications, Inc., Term Loan
92,000	6.903%, 1/30/2019	90,036
	Cumulus Media Holdings, Inc., Term Loan
44,084	4.250%, 12/23/2020	44,249
	Fairpoint Communications, Term Loan
91,308	7.500%, 2/14/2019	94,097
	Grande Communications Networks, LLC, Term Loan
91,310	4.500%, 5/29/2020	91,139
	IMG Worldwide, Inc., Term Loan
60,000	0.000%, 3/19/2021[b,c]	59,588
	Integra Telecom Holdings, Inc., Term Loan
91,308	5.250%, 2/22/2019	91,700
	Level 3 Communications, Inc., Term Loan
46,000	4.000%, 8/1/2019	46,103
	LTS Buyer, LLC, Term Loan
68,482	4.000%, 4/13/2020	68,012
	NTelos, Inc., Term Loan
91,386	5.750%, 11/9/2019	90,467
	Puerto Rico Cable Acquisition Company, Inc., Term Loan
71,894	4.669%, 7/31/2018	72,014
	SBA Senior Finance II, LLC, Delayed Draw
30,000	0.000%, 3/31/2021	29,871
	SBA Senior Finance II, LLC, Term Loan
30,000	3.250%, 3/24/2021	29,866
	TNS, Inc., Term Loan
64,686	5.000%, 2/14/2020	64,955

Principal Amount	Bank Loans (8.9%)[a]	Value
Communications Services (2.7%) - continued
	Univision Communications, Inc., Term Loan
$91,310	4.000%, 3/1/2020	$91,411
	Virgin Media Investment Holdings, Ltd., Term Loan
69,000	3.500%, 6/8/2020	68,816
	Visant Corporation, Term Loan
57,500	5.250%, 12/22/2016	56,985
	WideOpenWest Finance, LLC, Term Loan
79,895	4.750%, 4/1/2019	79,920
	XO Communications, LLC, Term Loan
60,000	0.000%, 3/20/2021[b,c]	60,300
	Yankee Cable Acquisition, LLC, Term Loan
91,308	4.500%, 3/1/2020	91,925
	Zayo Group, LLC, Term Loan
79,891	4.000%, 7/2/2019	79,911

	Total	1,538,067

Consumer Cyclical (1.9%)
	Bally Technologies, Inc., Term Loan
64,177	4.250%, 11/25/2020	64,418
	Burlington Coat Factory Warehouse Corporation, Term Loan
66,272	4.250%, 2/23/2017	66,520
	Cengage Learning Aquisitions, Term Loan
60,000	0.000%, 3/31/2020[b,c]	60,625
	Cenveo Corporation, Term Loan
81,342	6.250%, 2/13/2017	82,358
	Ceridian Corporation, Term Loan
89,115	4.404%, 5/9/2017	89,427
	Chrysler Group, LLC, Term Loan
60,000	3.250%, 12/31/2018	59,725
	Golden Nugget, Inc., Delayed Draw
10,773	5.500%, 11/21/2019	11,002
	Golden Nugget, Inc., Term Loan
25,137	5.500%, 11/21/2019	25,671
	J.C. Penney Corporation, Inc., Term Loan
91,310	6.000%, 5/22/2018	90,778
	Las Vegas Sands, LLC, Term Loan
19,950	3.250%, 12/19/2020	19,916
	Marina District Finance Company, Inc., Term Loan
59,850	6.750%, 8/15/2018	60,648
	MGM Resorts International, Term Loan
34,240	3.500%, 12/20/2019	34,144
	Mohegan Tribal Gaming Authority, Term Loan
53,865	5.500%, 11/19/2019	54,909
	NEP/NCP Holdco, Inc., Term Loan
91,538	3.738%, 1/22/2020	91,728
	ROC Finance, LLC, Term Loan
91,540	5.000%, 6/20/2019	89,366
	Scientific Games International, Inc., Term Loan
91,770	4.250%, 10/18/2020	91,770

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
1

Growth and Income Plus Fund

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Bank Loans (8.9%)[a]	Value
Consumer Cyclical (1.9%) - continued
	Toys R Us, Inc., Term Loan
$91,275	5.250%, 5/25/2018	$75,987

	Total	1,068,992

Consumer Non-Cyclical (1.3%)
	Albertsons, Inc., Term Loan
141,415	4.750%, 3/21/2019	142,239
	Biomet, Inc., Term Loan
99,250	3.662%, 7/25/2017	99,316
	CHS/Community Health Systems, Inc., Term Loan
12,519	3.469%, 1/25/2017	12,595
33,366	4.250%, 1/27/2021	33,623
	Del Monte Corporation, Term Loan
46,000	3.500%, 3/9/2020	45,856
	DJO Finance, LLC, Term Loan
45,653	4.750%, 9/15/2017	45,782
	JBS USA, LLC, Term Loan
60,652	3.750%, 5/25/2018	60,501
	McGraw-Hill Global Education, LLC, Term Loan
78,330	5.750%, 3/22/2019	78,623
	McJunkin Red Man Corporation, Term Loan
44,775	4.750%, 11/8/2019	45,288
	Roundy’s Supermarkets, Inc., Term Loan
71,340	5.750%, 3/3/2021	71,370
	Supervalu, Inc., Term Loan
90,404	4.500%, 3/21/2019	90,479

	Total	725,672

Energy (0.3%)
	Arch Coal, Inc., Term Loan
91,304	6.250%, 5/16/2018	89,909
	Exgen Renewables I, LLC, Term Loan
40,000	5.250%, 2/6/2021	40,550
	Pacific Drilling SA, Term Loan
68,483	4.500%, 6/3/2018	68,705

	Total	199,164

Financials (0.6%)
	Delos Finance Sarl, Term Loan
60,000	3.500%, 3/6/2021[b,c]	60,013
	Harland Clarke Holdings Corporation, Term Loan
90,275	7.000%, 5/22/2018	91,449
	Intelsat Jackson Holdings SA, Term Loan
44,444	3.750%, 6/30/2019	44,513
	Interactive Data Corporation, Term Loan
33,664	2.988%, 2/11/2018	33,612
	TransUnion, LLC, Term Loan
60,000	0.000%, 3/21/2021[b,c]	60,100
	WaveDivision Holdings, LLC, Term Loan
57,067	4.000%, 10/12/2019	57,048

	Total	346,735

Principal Amount	Bank Loans (8.9%)[a]	Value
Technology (0.6%)
	BMC Software, Inc., Term Loan
$91,770	5.000%, 9/10/2020	$91,868
	First Data Corporation Extended, Term Loan
92,000	4.155%, 3/23/2018	92,154
	Freescale Semiconductor, Inc., Term Loan
91,359	4.250%, 2/28/2020	91,672
	Infor US, Inc., Term Loan
45,768	3.750%, 6/3/2020	45,578

	Total	321,272

Transportation (0.2%)
	American Airlines, Inc., Term Loan
91,310	3.750%, 6/27/2019	91,555

	Total	91,555

Utilities (0.4%)
	ADS Waste Holdings, Inc., Term Loan
91,307	3.750%, 10/9/2019	91,065
	Calpine Corporation, Term Loan
34,235	4.000%, 4/1/2018	34,311
29,925	4.000%, 10/31/2020	29,991
	Intergen NV, Term Loan
91,310	5.500%, 6/15/2020	92,109

	Total	247,476

	Total Bank Loans (cost $5,076,084)	5,076,952

Shares	Common Stock (69.8%)	Value
Consumer Discretionary (7.7%)
3,300	Abercrombie & Fitch Company	127,050
550	Amazon.com, Inc.[d]	185,086
8,650	Best Buy Company, Inc.	228,446
52,200	Carphone Warehouse Group plc	282,940
6,995	Comcast Corporation	349,890
3,550	E.W. Scripps Company[d]	62,906
10,338	Federal-Mogul Corporation[d]	193,424
15,950	Ford Motor Company	248,820
2,800	G-III Apparel Group, Ltd.[d]	200,424
1,600	Hennes & Mauritz AB	68,240
25,200	Home Retail Group plc	91,068
6,350	Lowe’s Companies, Inc.	310,515
2,000	Madison Square Garden Company[d]	113,560
1,050	McDonald’s Corporation	102,931
37,193	Mediaset SPA[d]	208,013
9,600	Panasonic Corporation	109,182
1,600	Pandora AS	105,597
82,900	Seven West Media, Ltd.	152,747
29,700	Sky Network Television, Ltd.	161,270
4,000	Societe Television Francaise 1	66,128
17,500	Staples, Inc.	198,450
19,400	Sumitomo Forestry Company, Ltd.	194,674
3,910	Thomson Reuters Corporation	133,722
62,690	Trinity Mirror plc[d]	201,651
4,750	Tuesday Morning Corporation[d]	67,212
1,300	Viacom, Inc.	110,487

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

Growth and Income Plus Fund

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (69.8%)	Value
Consumer Discretionary (7.7%) - continued
550	Whirlpool Corporation	$82,203

	Total	4,356,636

Consumer Staples (5.0%)
8,900	Altria Group, Inc.	333,127
4,800	Boulder Brands, Inc.[d]	84,576
6,899	Coca-Cola Company	266,715
3,600	ICA Gruppen ABd	130,695
2,300	Imperial Tobacco Group plc	93,006
1,600	Interparfums SA	75,253
1,400	Kerry Group plc	106,500
1,200	Nestle SA	90,324
950	Nu Skin Enterprises, Inc.	78,707
4,572	PepsiCo, Inc.	381,762
4,310	Procter & Gamble Company	347,386
5,050	Sprouts Farmers Markets, Inc.[d]	181,951
29,850	SUPERVALU, Inc.[d]	204,174
4,876	Wal-Mart Stores, Inc.	372,673
2,200	Wesfarmers, Ltd.	84,294

	Total	2,831,143

Energy (5.7%)
18,500	Bankers Petroleum, Ltd.[d]	90,032
9,504	BP plc	76,365
6,000	Cabot Oil & Gas Corporation	203,280
4,000	CAT Oil AG	83,684
4,105	Chevron Corporation	488,126
21,200	ERG SPA	343,174
4,531	Exxon Mobil Corporation	442,588
7,650	Kinder Morgan, Inc.	248,548
18,548	Odfjell Drilling, Ltd.	106,366
11,131	Royal Dutch Shell plc	406,715
87	Royal Dutch Shell plc, Class A	3,179
7,300	Royal Dutch Shell plc, Class B	284,993
10,550	RPC, Inc.	215,431
20,900	Showa Shell Sekiyu KK	186,619
3,400	Verbund AG	69,950

	Total	3,249,050

Financials (17.5%)
5,967	Aberdeen Asia-Pacific Income Fund, Inc.	36,458
2,276	Aflac, Inc.	143,479
64,600	AIA Group, Ltd.	307,247
700	Ameriprise Financial, Inc.	77,049
5,900	Australia & New Zealand Banking Group, Ltd.	181,502
13,339	Banco Popular Espanol SA	100,864
32,000	Bank Leumi Le-Israel[d]	124,896
1,537	Bank of Nova Scotia	89,022
1,650	Berkshire Hathaway, Inc.[d]	206,200
2,384	Coresite Realty Corporation	73,904
19,000	Daiwa Securities Group, Inc.	165,077
2,800	Digital Realty Trust, Inc.	148,624
4,950	Discover Financial Services	288,041
1,050	Erie Indemnity Company	73,248
6,450	Excel Trust, Inc.	81,786
9,900	F.N.B. Corporation	132,660
12,200	Fifth Third Bancorp	279,990
8,500	First Financial Bancorp	152,830
15,350	First Niagara Financial Group, Inc.	145,058
2,400	Hancock Holding Company	87,960
15,500	Hang Seng Bank, Ltd.	247,270
8,850	Hatteras Financial Corporation	166,823

Shares	Common Stock (69.8%)	Value
Financials (17.5%) - continued
2,600	Horace Mann Educators Corporation	$75,400
42,100	HSBC Holdings plc	426,277
12,400	Huntington Bancshares, Inc.	123,628
3,525	iShares J.P. Morgan USD Emerging Markets Bond ETF	392,756
2,750	iShares MSCI Emerging Markets Minimum Volatility ETF	157,300
11,514	iShares S&P U.S. Preferred Stock Index Fund	449,391
107,200	Israel Discount Bank, Ltd.[d]	196,766
6,000	KeyCorp	85,440
3,350	Lazard, Ltd.	157,751
7,700	Magellan Financial Group, Ltd.	98,153
6,850	Maiden Holdings, Ltd.	85,488
21,600	Mediolanum SPA	203,865
6,727	MFS Intermediate Income Trust	34,846
8,300	National Australia Bank, Ltd.	273,653
9,500	NKSJ Holdings, Inc.	243,907
4,172	Nuveen Quality Preferred Income Fund II	36,213
17,948	PowerShares Preferred Portfolio	255,938
3,300	Prudential Financial, Inc.	279,345
7,300	Regions Financial Corporation	81,103
5,046	Royal Bank of Canada	332,703
6,600	Sumitomo Mitsui Financial Group, Inc.	282,902
1,000	Swiss Re AGd	92,814
1,672	Templeton Emerging Markets Income Fund	23,441
4,557	Templeton Global Income Fund	36,638
7,186	Toronto-Dominion Bank	336,907
6,453	U.S. Bancorp	276,576
12,300	UniCredit SPA	112,435
16,000	United Overseas Bank, Ltd.	275,991
3,500	Vanguard MSCI Emerging Markets ETF	142,030
870	Vanguard Short-Term Corporate Bond ETF	69,583
2,400	W.R. Berkley Corporation	99,888
10,235	Wells Fargo & Company	509,089
2,104	Western Asset Emerging Markets Debt Fund, Inc.	36,610
5,878	Western Asset High Income Opportunity Fund, Inc.	35,562
6,200	Westpac Banking Corporation	199,347
9,950	WisdomTree Investments, Inc.[d]	130,544

	Total	9,960,268

Health Care (10.2%)
2,750	Abiomed, Inc.[d]	71,610
1,869	AmerisourceBergen Corporation	122,588
1,836	Amgen, Inc.	226,452
4,900	AstraZeneca plc	317,650
1,000	Bayer AG	135,424
1,066	Boiron SA	86,646
650	Celgene Corporation[d]	90,740
4,300	CSL, Ltd.	277,745
1,850	DaVita HealthCare Partners, Inc.[d]	127,373
2,073	Eli Lilly and Company	122,017
22,300	Fisher & Paykel Healthcare Corporation, Ltd.	82,259
14,100	GlaxoSmithKline plc	375,979
14,250	Halozyme Therapeutics, Inc.[d]	180,975
1,700	HCA Holdings, Inc.[d]	89,250
3,700	Hikma Pharmaceuticals plc	102,440

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

Growth and Income Plus Fund

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (69.8%)	Value
Health Care (10.2%) - continued
4,000	ICON plc[d]	$190,200
4,300	ISIS Pharmaceuticals, Inc.[d]	185,803
4,498	Johnson & Johnson	441,839
2,100	Lonza Group AGd	214,272
1,200	McKesson Corporation	211,884
11,750	Neurocrine Biosciences, Inc.[d]	189,175
14,210	Pfizer, Inc.	456,425
3,100	Prestige Brands Holdings, Inc.[d]	84,475
2,950	Quintiles Transnational Holdings, Inc.[d]	149,772
250	Regeneron Pharmaceuticals, Inc.[d]	75,070
4,200	Rhoen-Klinikum AG	134,528
800	Roche Holding AG	238,859
600	Roche Holding AG	180,458
10,500	Shionogi & Company, Ltd.	194,114
4,550	TESARO, Inc.[d]	134,134
6,634	TherapeuticsMD, Inc.[d]	41,861
3,050	WellPoint, Inc.	303,627

	Total	5,835,644

Industrials (8.5%)
2,480	3M Company	336,437
4,150	AAR Corporation	107,692
3,300	Abertis Infraestructuras SA	75,422
4,000	ADT Corporation	119,800
1,100	Airbus Group NV	78,784
2,300	Altra Industrial Motion Corporation	82,110
3,100	Brink’s Company	88,505
3,100	Caterpillar, Inc.	308,047
1,400	Daikin Industries, Ltd.	78,511
2,700	easyJet plc	77,271
5,581	Exelis, Inc.	106,095
2,950	General Electric Company	76,375
200	Georg Fischer AGd	155,187
19,000	Kinden Corporation	183,835
6,400	Koninklijke Philips NV	225,148
1,850	Lockheed Martin Corporation	301,994
9,500	Nordex SEd	153,538
785	Northrop Grumman Corporation	96,853
2,200	Randstad Holding NV	128,764
2,890	Raytheon Company	285,503
3,800	Rolls-Royce Holdings plc[d]	68,025
1,900	Safran SA	131,632
31,000	Shimizu Corporation	160,550
2,800	Siemens AG	377,617
1,000	SolarCity Corporation[d]	62,620
8,000	Southwest Airlines Company	188,880
1,221	Stantec, Inc.	74,630
8,300	TNT Express NV	81,432
50,000	Toda Corporation	164,121
15,000	TOTO, Ltd.	207,927
1,800	Woodward, Inc.	74,754
7,500	WS Atkins plc	174,186

	Total	4,832,245

Information Technology (8.6%)
1,150	Accenture plc	91,678
2,450	Ambarella, Inc.[d]	65,440
2,650	Avigilon Corporation[d]	68,533
4,400	Bankrate, Inc.[d]	74,536
36,249	Blinkx plc[d]	68,213
5,750	Booz Allen Hamilton Holding Corporation	126,500
3,300	Cap Gemini SA	249,833

Shares	Common Stock (69.8%)	Value
Information Technology (8.6%) - continued
4,358	CGI Group, Inc.[d]	$134,544
5,750	Ciena Corporation[d]	130,755
16,311	Cisco Systems, Inc.	365,530
2,500	Cray, Inc.[d]	93,300
1,250	Cree, Inc.[d]	70,700
4,300	Facebook, Inc.[d]	259,032
8,050	Freescale Semiconductor, Ltd.[d]	196,501
100	Google, Inc.[d]	111,451
3,250	Hewlett-Packard Company	105,170
14,650	Intel Corporation	378,116
4,150	Lexmark International, Inc.	192,103
6,050	ManTech International Corporation	177,930
4,350	MasterCard, Inc.	324,945
2,216	Melexis NV	85,791
2,000	Microsoft Corporation	81,980
10,700	Nokia Oyj[d]	78,725
4,951	Oracle Corporation	202,545
1,650	Pegasystems, Inc.	58,278
9,400	Playtech plc	106,120
11,600	Sanmina Corporation[d]	202,420
2,500	Seiko Epson Corporation	78,117
2,200	SunPower Corporation[d]	70,972
6,050	Take-Two Interactive Software, Inc.[d]	132,676
4,300	UbiSoft Entertainment SAd	76,894
5,900	Unisys Corporation[d]	179,714
1,000	Wincor Nixdorf AG	71,872
1,050	Workday, Inc.[d]	96,002
19,800	Zynga, Inc.[d]	85,140

	Total	4,892,056

Materials (2.6%)
53,200	Arrium, Ltd.	66,937
2,800	BHP Billiton, Ltd.	94,907
7,600	Century Aluminum Company[d]	100,396
17,400	Coeur Mining, Inc.[d]	161,646
6,500	Dow Chemical Company	315,835
7,700	James Hardie Industries plc	102,858
65,000	Kobe Steel, Ltd.	86,258
5,000	Nippon Paint Company, Ltd.	75,708
5,700	Resolute Forest Products, Inc.[d]	114,513
52,000	Tokuyama Corporation	169,915
2,100	Voestalpine AG	92,419
33,000	Wilmar International, Ltd.	90,931

	Total	1,472,323

Telecommunications Services (1.8%)
2,752	AT&T, Inc.	96,513
67,200	Bezeq Israel Telecommunication Corporation, Ltd.	119,791
11,600	QSC AG	57,844
94,000	Singapore Telecommunications, Ltd.	273,231
2,903	Verizon Communications, Inc.	138,096
61,972	Vodafone Group plc	227,889
30,100	Vonage Holdings Corporation[d]	128,527

	Total	1,041,891

Utilities (2.2%)
55,800	Electricidade de Portugal SA	259,060
3,225	Empire District Electric Company	78,432
3,100	Endesa SA	111,605
6,400	Fortum Oyj	145,481

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
4

Growth and Income Plus Fund

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (69.8%)	Value
Utilities (2.2%) - continued
5,900	GDF Suez	$161,395
21,500	Iberdrola SA	150,446
2,688	Otter Tail Corporation	82,764
2,463	PG&E Corporation	106,402
9,000	Suez Environnement Company SA	182,822

	Total	1,278,407

	Total Common Stock (cost $38,194,644)	39,749,663

Principal Amount	Long-Term Fixed Income (13.4%)	Value
Asset-Backed Securities (0.4%)
	Bayview Opportunity Master Fund Trust IIB, LP
$138,955	3.950%, 1/28/2034[e]	139,080
	Countrywide Asset-Backed Certificates
65,542	5.530%, 4/25/2047	59,642

	Total	198,722

Basic Materials (0.4%)
	Dow Chemical Company
8,000	8.550%, 5/15/2019	10,244
	First Quantum Minerals, Ltd.
25,000	7.000%, 2/15/2021[e]	25,437
	FMG Resources Pty. Ltd.
23,677	6.875%, 2/1/2018[e]	24,950
	Freeport-McMoRan Copper & Gold, Inc.
10,000	2.375%, 3/15/2018	9,971
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
23,677	8.875%, 2/1/2018	24,624
	Ineos Finance plc
28,000	7.500%, 5/1/2020[e]	30,730
	LyondellBasell Industries NV
8,000	5.000%, 4/15/2019	8,908
8,000	6.000%, 11/15/2021	9,371
	Mosaic Company
6,000	3.750%, 11/15/2021	6,030
	NOVA Chemicals Corporation
35,516	5.250%, 8/1/2023[e]	38,002
	Trinseo Materials Operating SCA
26,000	8.750%, 2/1/2019	27,917
	Vale Overseas, Ltd.
9,000	6.250%, 1/23/2017	10,057
	Xstrata Finance Canada, Ltd.
6,000	2.050%, 10/23/2015[e]	6,069

	Total	232,310

Capital Goods (0.4%)
	BAE Systems plc
12,000	3.500%, 10/11/2016[e]	12,537
	Cemex Finance, LLC
23,677	9.375%, 10/12/2017[e]	27,791
	CNH Capital, LLC
23,677	3.625%, 4/15/2018	24,091
	Eaton Corporation
6,000	1.500%, 11/2/2017	5,971
	Harsco Corporation
9,000	2.700%, 10/15/2015	9,077
	Nortek, Inc.
23,677	8.500%, 4/15/2021	26,459

Principal Amount	Long-Term Fixed Income (13.4%)	Value
Capital Goods (0.4%) - continued
	Reynolds Group Issuer, Inc.
$23,677	9.875%, 8/15/2019	$26,459
	Roper Industries, Inc.
9,000	1.850%, 11/15/2017	9,038
11,000	2.050%, 10/1/2018	10,818
	Textron, Inc.
12,000	4.625%, 9/21/2016	12,896
	United Rentals North America, Inc.
30,000	7.375%, 5/15/2020	33,112

	Total	198,249

Collateralized Mortgage Obligations (3.3%)
	Alternative Loan Trust
171,419	5.500%, 10/25/2035	154,292
	Banc of America Alternative Loan Trust
79,019	6.000%, 11/25/2035	66,919
	Citigroup Mortgage Loan Trust, Inc.
40,712	2.730%, 3/25/2037	30,015
	Countrywide Alternative Loan Trust
98,566	6.500%, 8/25/2036	72,595
	Credit Suisse First Boston Mortgage Securities Corporation
78,048	5.250%, 10/25/2035	77,683
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
85,553	5.500%, 11/25/2035	79,596
	HomeBanc Mortgage Trust
53,796	2.583%, 4/25/2037	38,326
	J.P. Morgan Alternative Loan Trust
111,590	6.500%, 3/25/2036	101,745
	J.P. Morgan Mortgage Trust
121,150	2.678%, 6/25/2035	122,708
87,121	2.858%, 8/25/2035	87,603
105,131	2.526%, 1/25/2037	92,785
	MortgageIT Trust
88,725	0.414%, 12/25/2035[f]	82,537
	New York Mortgage Trust
101,767	2.676%, 5/25/2036	91,003
	Residential Accredit Loans, Inc.
96,982	5.750%, 9/25/2035	87,627
	RFMSI Trust
119,337	6.000%, 7/25/2037	109,002
	Structured Adjustable Rate Mortgage Loan Trust
106,292	2.620%, 9/25/2035	88,112
	Structured Asset Mortgage Investments, Inc.
145,926	0.464%, 12/25/2035[f]	114,106
	Vericrest Opportunity Loan Transferee
148,740	3.625%, 3/25/2054[g]	149,335
	Wells Fargo Mortgage Backed Securities Trust
94,835	2.615%, 3/25/2036	95,505
76,332	2.610%, 7/25/2036	71,361
86,368	6.000%, 7/25/2037	84,395

	Total	1,897,250

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
5

Growth and Income Plus Fund

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (13.4%)	Value
Communications Services (1.1%)
	AMC Networks, Inc.
$23,677	7.750%, 7/15/2021	$26,696
	America Movil SAB de CV
8,000	5.000%, 10/16/2019	8,840
	American Tower Corporation
13,000	7.000%, 10/15/2017	15,101
	British Telecommunications plc
9,000	1.250%, 2/14/2017	8,974
	CBS Corporation
12,000	8.875%, 5/15/2019	15,385
	CC Holdings GS V, LLC
18,000	2.381%, 12/15/2017	18,001
	CCO Holdings, LLC
23,677	7.000%, 1/15/2019	25,038
	CenturyLink, Inc.
23,677	5.625%, 4/1/2020	24,890
	Cox Communications, Inc.
9,000	9.375%, 1/15/2019[e]	11,454
	Digicel, Ltd.
23,677	6.000%, 4/15/2021[e]	24,210
	DIRECTV Holdings, LLC
9,000	3.500%, 3/1/2016	9,407
8,000	5.875%, 10/1/2019	9,174
	Hughes Satellite Systems Corporation
30,000	6.500%, 6/15/2019	32,925
	Intelsat Jackson Holdings SA
23,677	7.250%, 10/15/2020	25,690
	Level 3 Financing, Inc.
30,000	8.625%, 7/15/2020	33,637
	NBC Universal Enterprise, Inc.
12,000	1.662%, 4/15/2018[e]	11,779
	SBA Tower Trust
12,000	5.101%, 4/17/2017[e]	12,843
	Sprint Communications, Inc.
23,677	9.000%, 11/15/2018[e]	28,945
	Telefonica Emisiones SAU
16,000	3.992%, 2/16/2016	16,778
9,000	3.192%, 4/27/2018	9,218
	Time Warner Cable, Inc.
20,000	5.000%, 2/1/2020	21,842
	T-Mobile USA, Inc.
25,000	6.633%, 4/28/2021	26,875
	Univision Communications, Inc.
40,000	7.875%, 11/1/2020[e]	44,200
	UPCB Finance V, Ltd.
40,000	7.250%, 11/15/2021[e]	44,100
	Verizon Communications, Inc.
15,000	2.500%, 9/15/2016	15,532
9,000	1.984%, 9/14/2018[f]	9,452
12,000	3.650%, 9/14/2018	12,774
6,000	2.550%, 6/17/2019	6,035
	WideOpenWest Finance, LLC
40,000	10.250%, 7/15/2019	45,400
	Wind Acquisition Finance SA
23,677	11.750%, 7/15/2017[e]	24,950

	Total	620,145

Consumer Cyclical (0.7%)
	AMC Entertainment, Inc.
24,000	5.875%, 2/15/2022[e]	24,420
	Brookfield Residential Properties, Inc.
25,000	6.125%, 7/1/2022[e]	25,813

Principal Amount	Long-Term Fixed Income (13.4%)	Value
Consumer Cyclical (0.7%) - continued
	Chrysler Group, LLC
$23,677	8.250%, 6/15/2021	$26,785
	Cinemark USA, Inc.
28,000	4.875%, 6/1/2023	26,915
	Daimler Finance North America, LLC
7,000	1.875%, 1/11/2018[e]	6,970
	Delphi Corporation
9,000	6.125%, 5/15/2021	10,013
	Ford Motor Credit Company, LLC
15,000	3.984%, 6/15/2016	15,894
9,000	1.500%, 1/17/2017	8,973
8,000	3.000%, 6/12/2017	8,309
13,000	5.000%, 5/15/2018	14,348
	General Motors Company
9,000	3.500%, 10/2/2018[e]	9,169
	General Motors Financial Company, Inc.
23,677	3.250%, 5/15/2018	23,884
	Hyundai Capital America
9,000	1.450%, 2/6/2017[e]	8,953
	Jaguar Land Rover Automotive plc
30,000	5.625%, 2/1/2023[e]	31,275
	KB Home
22,000	4.750%, 5/15/2019	22,165
	L Brands, Inc.
30,000	6.625%, 4/1/2021	33,712
	Macy’s Retail Holdings, Inc.
10,000	7.450%, 7/15/2017	11,790
	Nissan Motor Acceptance Corporation
6,000	0.786%, 3/3/2017[e,f]	6,010
	Royal Caribbean Cruises, Ltd.
23,677	5.250%, 11/15/2022	24,269
	Toll Brothers Finance Corporation
16,000	4.000%, 12/31/2018	16,400
	TRW Automotive, Inc.
7,000	7.250%, 3/15/2017[e]	7,989
	West Corporation
23,677	8.625%, 10/1/2018	25,394
	Wynn Las Vegas, LLC
30,000	5.375%, 3/15/2022	31,312

	Total	420,762

Consumer Non-Cyclical (1.1%)
	AbbVie, Inc.
12,000	1.750%, 11/6/2017	12,038
7,000	2.000%, 11/6/2018	6,942
	Altria Group, Inc.
15,000	9.700%, 11/10/2018	19,689
	Anheuser-Busch InBev Worldwide, Inc.
9,000	7.750%, 1/15/2019	11,149
	Beam, Inc.
8,000	5.375%, 1/15/2016	8,554
	Biomet, Inc.
23,677	6.500%, 8/1/2020	25,500
	Boston Scientific Corporation
9,000	2.650%, 10/1/2018	9,068
	Celgene Corporation
16,000	1.900%, 8/15/2017	16,141
	CHS/Community Health Systems, Inc.
30,000	7.125%, 7/15/2020	32,550

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
6

Growth and Income Plus Fund

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (13.4%)	Value
Consumer Non-Cyclical (1.1%) - continued
	ConAgra Foods, Inc.
$20,000	2.100%, 3/15/2018	$19,901
	Coventry Health Care, Inc.
6,000	5.950%, 3/15/2017	6,759
	CVS Caremark Corporation
8,000	2.250%, 12/5/2018	8,006
	Emergency Medical Services Corporation
15,677	8.125%, 6/1/2019	16,755
	Express Scripts Holding Company
9,000	2.650%, 2/15/2017	9,308
	Fresenius Medical Care US Finance, Inc.
23,677	5.750%, 2/15/2021[e]	25,186
	Gilead Sciences, Inc.
6,000	3.050%, 12/1/2016	6,309
	Hawk Acquisition Sub, Inc.
30,000	4.250%, 10/15/2020[e]	29,512
	HCA, Inc.
23,677	4.750%, 5/1/2023	23,411
	IMS Health, Inc.
27,000	6.000%, 11/1/2020[e]	28,417
	JBS Finance II, Ltd.
23,677	8.250%, 1/29/2018[g]	25,334
	Kroger Company
16,000	1.200%, 10/17/2016	16,016
	Lorillard Tobacco Company
9,000	8.125%, 6/23/2019	11,124
	McKesson Corporation
14,000	1.292%, 3/10/2017	13,965
	Medco Health Solutions, Inc.
6,000	7.125%, 3/15/2018	7,079
	Mondelez International, Inc.
6,000	2.250%, 2/1/2019	5,945
	Mylan, Inc.
12,000	1.350%, 11/29/2016	12,022
	Pernod Ricard SA
8,000	2.950%, 1/15/2017[e]	8,291
8,000	5.750%, 4/7/2021[e]	9,082
	Perrigo Company, Ltd.
5,000	1.300%, 11/8/2016[e]	4,990
8,000	2.300%, 11/8/2018[e]	7,913
	Revlon Consumer Products Corporation
23,677	5.750%, 2/15/2021	23,795
	SABMiller plc
9,000	6.500%, 7/15/2018[e]	10,553
	Safeway, Inc.
12,000	3.400%, 12/1/2016	12,567
	Spectrum Brands Escrow Corporation
30,000	6.375%, 11/15/2020	32,475
	Tenet Healthcare Corporation
25,000	8.125%, 4/1/2022	27,937
	Thermo Fisher Scientific, Inc.
9,000	1.300%, 2/1/2017	8,946
9,000	2.400%, 2/1/2019	8,962
	Valeant Pharmaceuticals International
23,677	7.250%, 7/15/2022[e]	26,163
	Watson Pharmaceuticals, Inc.
19,000	1.875%, 10/1/2017	18,915

Principal Amount	Long-Term Fixed Income (13.4%)	Value
Consumer Non-Cyclical (1.1%) - continued
	WM Wrigley Jr. Company
$6,000	2.000%, 10/20/2017[e]	$6,015

	Total	613,284

Energy (0.7%)
	BP Capital Markets plc
9,000	0.656%, 11/7/2016[f]	9,037
	CNOOC, Ltd.
9,000	1.125%, 5/9/2016	8,997
	Concho Resources, Inc.
23,677	6.500%, 1/15/2022	25,808
	Continental Resources, Inc.
12,000	7.125%, 4/1/2021	13,575
	Devon Energy Corporation
9,000	1.200%, 12/15/2016	9,000
	Energy Transfer Partners, LP
8,000	6.700%, 7/1/2018	9,292
	EQT Corporation
8,000	8.125%, 6/1/2019	9,762
	Harvest Operations Corporation
23,677	6.875%, 10/1/2017	25,571
	Hess Corporation
6,000	8.125%, 2/15/2019	7,512
	Kodiak Oil & Gas Corporation
23,677	5.500%, 1/15/2021	24,298
	Linn Energy, LLC
23,677	8.625%, 4/15/2020	25,719
	Lukoil International Finance BV
8,000	3.416%, 4/24/2018[e]	7,782
	MEG Energy Corporation
30,000	6.375%, 1/30/2023[e]	31,050
	Oasis Petroleum, Inc.
30,000	6.875%, 1/15/2023	32,550
	Offshore Group Investment, Ltd.
40,000	7.500%, 11/1/2019	42,600
	Petrobras Global Finance BV
9,000	2.000%, 5/20/2016	8,921
25,000	3.113%, 3/17/2020[f]	24,975
	Range Resources Corporation
33,385	5.000%, 8/15/2022	34,053
	Suncor Energy, Inc.
6,000	6.100%, 6/1/2018	6,930
	Transocean, Inc.
10,000	6.000%, 3/15/2018	11,121
	Weatherford International, Ltd.
9,000	6.000%, 3/15/2018	10,137
5,000	9.625%, 3/1/2019	6,491

	Total	385,181

Financials (2.0%)
	Abbey National Treasury Services plc
8,000	3.050%, 8/23/2018	8,237
	ABN AMRO Bank NV
9,000	2.500%, 10/30/2018[e]	8,989
	Ally Financial, Inc.
40,000	4.750%, 9/10/2018	42,300
	American International Group, Inc.
15,000	8.250%, 8/15/2018	18,750
	ANZ New Zealand International, Ltd.
9,000	1.400%, 4/27/2017[e]	8,972

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
7

Growth and Income Plus Fund

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (13.4%)	Value
Financials (2.0%) - continued
	Aviation Capital Group Corporation
$6,000	3.875%, 9/27/2016[e]	$6,215
	Bank of America Corporation
14,000	5.750%, 8/15/2016	15,337
15,000	5.750%, 12/1/2017	16,982
6,000	2.000%, 1/11/2018	5,989
24,000	1.304%, 3/22/2018[f]	24,264
20,000	5.650%, 5/1/2018	22,609
9,000	2.600%, 1/15/2019	9,035
	Bank of Nova Scotia
9,000	1.100%, 12/13/2016	9,038
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
12,000	0.645%, 3/10/2017[e,f]	12,007
	Banque Federative du Credit Mutuel SA
9,000	1.087%, 1/20/2017[e,f]	9,025
	Barclays Bank plc
6,000	5.140%, 10/14/2020	6,361
	BB&T Corporation
13,000	2.050%, 6/19/2018	13,004
	BBVA Banco Continental SA
13,000	2.250%, 7/29/2016[e]	13,000
	BBVA US Senior SAU
13,000	4.664%, 10/9/2015	13,653
	Bear Stearns Companies, LLC
15,000	6.400%, 10/2/2017	17,313
	BNP Paribas SA
11,000	1.250%, 12/12/2016	11,000
9,000	2.375%, 9/14/2017	9,218
	BPCE SA
9,000	1.625%, 2/10/2017	8,988
	Branch Banking and Trust Company
9,000	0.666%, 12/1/2016[f]	9,033
	Capital One Financial Corporation
12,000	6.150%, 9/1/2016	13,392
	CIT Group, Inc.
25,000	3.875%, 2/19/2019	25,274
	Citigroup, Inc.
15,000	5.500%, 2/15/2017	16,557
12,000	6.000%, 8/15/2017	13,602
9,000	8.500%, 5/22/2019	11,467
	Credit Agricole SA
9,000	1.625%, 4/15/2016[e]	9,126
	CyrusOne, LP
23,677	6.375%, 11/15/2022	24,979
	DDR Corporation
6,000	9.625%, 3/15/2016	6,950
	Denali Borrower, LLC
46,000	5.625%, 10/15/2020[e]	46,805
	Discover Bank
3,000	8.700%, 11/18/2019	3,771
	Discover Financial Services
6,000	6.450%, 6/12/2017	6,816
	Fifth Third Bancorp
16,000	5.450%, 1/15/2017	17,666
	General Electric Capital Corporation
15,000	5.625%, 9/15/2017	17,019
6,000	1.625%, 4/2/2018	5,968
	Genworth Financial, Inc.
10,000	7.700%, 6/15/2020	12,184

Principal Amount	Long-Term Fixed Income (13.4%)	Value
Financials (2.0%) - continued
	Goldman Sachs Group, Inc.
$3,000	3.700%, 8/1/2015	$3,111
9,000	6.250%, 9/1/2017	10,278
3,000	2.375%, 1/22/2018	3,020
6,000	2.625%, 1/31/2019	5,985
9,000	7.500%, 2/15/2019	10,888
	Hartford Financial Services Group, Inc.
14,000	6.000%, 1/15/2019	16,208
	HBOS plc
12,000	6.750%, 5/21/2018[e]	13,595
	HCP, Inc.
6,000	3.750%, 2/1/2016	6,316
9,000	3.750%, 2/1/2019	9,483
	Health Care REIT, Inc.
8,000	4.700%, 9/15/2017	8,742
	HSBC Finance Corporation
12,000	6.676%, 1/15/2021	14,003
	Huntington National Bank
9,000	1.300%, 11/20/2016	9,028
	Icahn Enterprises, LP
30,000	6.000%, 8/1/2020[e]	31,800
	ING Bank NV
7,000	3.750%, 3/7/2017[e]	7,441
	ING Capital Funding Trust III
8,000	3.834%, 12/29/2049[f,h]	7,980
	International Lease Finance Corporation
8,000	2.183%, 6/15/2016[f]	8,060
25,000	5.875%, 4/1/2019	27,312
	Intesa Sanpaolo SPA
6,000	3.625%, 8/12/2015[e]	6,156
3,000	3.875%, 1/16/2018	3,105
12,000	3.875%, 1/15/2019	12,206
	J.P. Morgan Chase & Company
12,000	3.450%, 3/1/2016	12,567
6,000	0.756%, 2/15/2017[f]	6,005
12,000	2.000%, 8/15/2017	12,165
6,000	6.300%, 4/23/2019	7,054
12,000	7.900%, 4/29/2049[h]	13,560
	KeyCorp
9,000	2.300%, 12/13/2018	8,967
	Kookmin Bank
9,000	1.114%, 1/27/2017[e,f]	9,036
	Liberty Mutual Group, Inc.
3,000	5.000%, 6/1/2021[e]	3,229
	Liberty Property, LP
14,000	5.500%, 12/15/2016	15,409
	Macquarie Bank, Ltd.
9,000	5.000%, 2/22/2017[e]	9,820
	Mizuho Corporate Bank, Ltd.
16,000	1.550%, 10/17/2017[e]	15,869
	Morgan Stanley
9,000	4.750%, 4/1/2014	9,000
12,000	1.750%, 2/25/2016	12,155
15,000	6.250%, 8/28/2017	17,167
6,000	2.500%, 1/24/2019	5,983
8,000	4.875%, 11/1/2022	8,406
	Murray Street Investment Trust I
18,000	4.647%, 3/9/2017	19,442
	National City Corporation
6,000	6.875%, 5/15/2019	7,107
	Nomura Holdings, Inc.
9,000	2.000%, 9/13/2016	9,112

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
8

Growth and Income Plus Fund

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (13.4%)	Value
Financials (2.0%) - continued
$6,000	2.750%, 3/19/2019	$5,964
	PNC Bank NA
12,000	1.150%, 11/1/2016	12,029
	Prologis, LP
7,000	6.625%, 5/15/2018	8,145
	Prudential Covered Trust
11,200	2.997%, 9/30/2015[e]	11,497
	Realty Income Corporation
10,000	2.000%, 1/31/2018	9,890
	Regions Bank
12,000	7.500%, 5/15/2018	14,162
	Reinsurance Group of America, Inc.
12,000	5.625%, 3/15/2017	13,139
	Royal Bank of Scotland Group plc
9,000	5.050%, 1/8/2015	9,210
7,000	1.173%, 3/31/2017[f]	7,008
	Santander US Debt SAU
13,000	3.781%, 10/7/2015[e]	13,445
	SLM Corporation
6,000	6.250%, 1/25/2016	6,450
	Societe Generale SA
9,000	5.750%, 4/20/2016[e]	9,720
	Sumitomo Mitsui Banking Corporation
18,000	1.300%, 1/10/2017	18,000
	Suncorp-Metway, Ltd.
6,000	0.933%, 3/28/2017[e,f]	6,000
	Swiss RE Capital I, LP
9,000	6.854%, 5/29/2049[e,h]	9,630
	Ventas Realty, LP
12,000	1.550%, 9/26/2016	12,105
	Voya Financial, Inc.
9,000	2.900%, 2/15/2018	9,222
	Wells Fargo & Company
6,000	1.250%, 7/20/2016	6,050
	Westpac Banking Corporation
9,000	0.665%, 11/25/2016[f]	9,028

	Total	1,158,359

Mortgage-Backed Securities (2.1%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
100,000	3.000%, 4/1/2029[c]	102,625
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
75,000	3.500%, 4/1/2029[c]	78,633
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
325,000	3.500%, 4/1/2044[c]	326,930
325,000	4.000%, 4/1/2044[c]	337,797
355,000	4.500%, 4/1/2044[c]	378,685

	Total	1,224,670

Technology (0.4%)
	Alliance Data Systems Corporation
23,677	6.375%, 4/1/2020[e]	25,216
	BMC Software Finance, Inc.
23,677	8.125%, 7/15/2021[e]	24,920
	CommScope, Inc.
21,000	8.250%, 1/15/2019[e]	22,732

Principal Amount	Long-Term Fixed Income (13.4%)	Value
Technology (0.4%) - continued
	EMC Corporation
$6,000	1.875%, 6/1/2018	$5,996
	First Data Corporation
23,677	7.375%, 6/15/2019[e]	25,453
	Freescale Semiconductor, Inc.
30,000	6.000%, 1/15/2022[e]	31,838
	Hewlett-Packard Company
12,000	5.400%, 3/1/2017	13,328
	Iron Mountain, Inc.
23,677	6.000%, 8/15/2023	25,157
	Tyco Electronics Group SA
13,000	6.550%, 10/1/2017	15,033
	Xerox Corporation
13,000	7.200%, 4/1/2016	14,524

	Total	204,197

Transportation (0.2%)
	American Airlines Pass Through Trust
5,822	4.950%, 1/15/2023[e]	6,245
	Avis Budget Car Rental, LLC
23,677	8.250%, 1/15/2019	25,394
	Continental Airlines, Inc.
22,477	6.250%, 4/11/2020	24,121
	Delta Air Lines, Inc.
9,291	4.950%, 5/23/2019	10,127
7,440	4.750%, 5/7/2020	8,044
	Hertz Corporation
30,000	6.750%, 4/15/2019	32,137
	Kansas City Southern de Mexico SA de CV
13,000	0.935%, 10/28/2016[f]	13,066
	United Air Lines, Inc.
8,326	10.400%, 11/1/2016	9,450

	Total	128,584

U.S. Government and Agencies (0.1%)
	U.S. Treasury Notes
50,000	0.250%, 9/30/2015	50,020

	Total	50,020

Utilities (0.5%)
	Access Midstream Partners, LP
40,000	4.875%, 5/15/2023	40,300
	AES Corporation
23,677	7.375%, 7/1/2021	26,992
	Atlas Pipeline Partners, LP
30,000	4.750%, 11/15/2021	28,500
	Buckeye Partners, LP
16,000	2.650%, 11/15/2018	15,875
	Constellation Energy Group, Inc.
9,000	5.150%, 12/1/2020	9,829
	DCP Midstream Operating, LP
8,000	2.500%, 12/1/2017	8,132
	Dominion Resources, Inc.
12,000	1.250%, 3/15/2017	11,973
	Electricite de France
9,000	0.694%, 1/20/2017[e,f]	9,028
	Enel Finance International NV
8,000	3.875%, 10/7/2014[e]	8,123
8,000	5.125%, 10/7/2019[e]	8,771
	Exelon Generation Company, LLC
7,000	6.200%, 10/1/2017	7,909
6,000	5.200%, 10/1/2019	6,559

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
9

Growth and Income Plus Fund

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (13.4%)	Value
Utilities (0.5%) - continued
	MidAmerican Energy Holdings Company
$15,000	1.100%, 5/15/2017[e]	$14,873
6,000	5.750%, 4/1/2018	6,830
	NiSource Finance Corporation
12,000	6.400%, 3/15/2018	13,842
	NRG Energy, Inc.
23,677	6.625%, 3/15/2023	24,565
	ONEOK Partners, LP
6,000	6.150%, 10/1/2016	6,707
8,000	2.000%, 10/1/2017	8,035
8,000	3.200%, 9/15/2018	8,251
	Pacific Gas & Electric Company
8,000	5.625%, 11/30/2017	9,082
	Panhandle Eastern Pipe Line Company, LP
9,000	6.200%, 11/1/2017	10,249
	PG&E Corporation
6,000	2.400%, 3/1/2019	5,961
	PPL Capital Funding, Inc.
12,000	1.900%, 6/1/2018	11,805

	Total	302,191

	Total Long-Term Fixed Income (cost $7,478,034)	7,633,924

Shares or Principal Amount	Short-Term Investments (9.8%)[i]	Value
	Federal Home Loan Bank Discount Notes
100,000	0.120%, 5/28/2014[j]	99,981
100,000	0.095%, 7/7/2014[j]	99,974
100,000	0.085%, 7/30/2014[j]	99,972
	Thrivent Cash Management Trust
5,268,774	0.050%	5,268,774

	Total Short-Term Investments (at amortized cost)	5,568,701

	Total Investments (cost $56,317,463) 101.9%	$58,029,240

	Other Assets and Liabilities, Net (1.9%)	(1,106,106)

	Total Net Assets 100.0%	$56,923,134

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2014, the value of these investments was $1,261,206 or 2.2% of total net assets.
f	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2014.
g	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Growth and Income Plus Fund owned as of March 31, 2014.

Security	Acquisition Date	Cost
JBS Finance II, Ltd., 1/29/2018	8/19/2013	$24,680
Vericrest Opportunity Loan Transferee, 3/25/2054	12/11/2013	148,096

h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
j	At March 31, 2014, $299,927 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$3,059,427
Gross unrealized depreciation	(1,347,650)

Net unrealized appreciation (depreciation)	$1,711,777

Cost for federal income tax purposes	$56,317,463

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
10

Growth and Income Plus Fund

Schedule of Investments as of March 31, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2014, in valuing Growth and Income Plus Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	311,931	–	311,931	–
Capital Goods	226,088	–	226,088	–
Communications Services	1,538,067	–	1,538,067	–
Consumer Cyclical	1,068,992	–	1,068,992	–
Consumer Non-Cyclical	725,672	–	725,672	–
Energy	199,164	–	199,164	–
Financials	346,735	–	346,735	–
Technology	321,272	–	321,272	–
Transportation	91,555	–	91,555	–
Utilities	247,476	–	247,476	–
Common Stock
Consumer Discretionary	4,356,636	2,715,126	1,641,510	–
Consumer Staples	2,831,143	2,251,071	580,072	–
Energy	3,249,050	1,597,973	1,651,077	–
Financials	9,960,268	5,668,670	4,291,598	–
Health Care	5,835,644	3,495,270	2,340,374	–
Industrials	4,832,245	2,235,665	2,596,580	–
Information Technology	4,892,056	3,873,414	1,018,642	–
Materials	1,472,323	692,390	779,933	–
Telecommunications Services	1,041,891	363,136	678,755	–
Utilities	1,278,407	267,598	1,010,809	–
Long-Term Fixed Income
Asset-Backed Securities	198,722	–	198,722	–
Basic Materials	232,310	–	232,310	–
Capital Goods	198,249	–	198,249	–
Collateralized Mortgage Obligations	1,897,250	–	1,897,250	–
Communications Services	620,145	–	620,145	–
Consumer Cyclical	420,762	–	420,762	–
Consumer Non-Cyclical	613,284	–	613,284	–
Energy	385,181	–	385,181	–
Financials	1,158,359	–	1,158,359	–
Mortgage-Backed Securities	1,224,670	–	1,224,670	–
Technology	204,197	–	204,197	–
Transportation	128,584	–	128,584	–
U.S. Government and Agencies	50,020	–	50,020	–
Utilities	302,191	–	302,191	–
Short-Term Investments	5,568,701	5,268,774	299,927	–
Total	$58,029,240	$28,429,087	$29,600,153	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	53,315	53,315	–	–
Total Asset Derivatives	$53,315	$53,315	$ –	$–

There were no significant transfers between Levels during the period ended March 31, 2014. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
5-Yr. U.S. Treasury Bond Futures	(6)	June 2014	($717,825)	($713,718)	$4,107
Mini MSCI EAFE Index Futures	24	June 2014	2,229,845	2,274,000	44,155
Ultra Long Term U.S. Treasury Bond Futures	3	June 2014	428,353	433,406	5,053
Total Futures Contracts					$53,315

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
11

Growth and Income Plus Fund

Schedule of Investments as of March 31, 2014

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Growth and Income Plus Fund, is as follows:

Fund	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at March 31, 2014	Value March 31, 2014	Income Earned January 1, 2014 - March 31, 2014
Cash Management Trust- Short Term Investment	$2,877,246	$11,061,549	$8,670,021	5,268,774	$5,268,774	$609
Total Value and Income Earned	2,877,246				5,268,774	609

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
12

Diversified Income Plus Fund

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Bank Loans (13.3%)[a]	Value
Basic Materials (1.0%)
	Alpha Natural Resources, Inc., Term Loan
$1,164,120	3.500%, 5/22/2020	$1,127,986
	Fortescue Metals Group, Ltd., Term Loan
1,530,177	4.250%, 6/30/2019	1,541,210
	Ineos Group Holdings, Ltd., Term Loan
1,573,626	3.750%, 5/4/2018	1,563,224
	NewPage Corporation, Term Loan
1,650,000	9.500%, 2/11/2021	1,661,005

	Total	5,893,425

Capital Goods (0.4%)
	Berry Plastics Group, Inc., Term Loan
891,000	3.500%, 2/8/2020	886,545
	Rexnord, LLC, Term Loan
895,500	4.000%, 8/21/2020	895,491
	Silver II Borrower, Term Loan
874,316	4.000%, 12/13/2019	871,859

	Total	2,653,895

Communications Services (3.6%)
	Charter Communications Operating, LLC, Term Loan
893,250	3.000%, 12/31/2020	884,719
	Cincinnati Bell, Inc., Term Loan
447,750	4.000%, 9/10/2020	447,472
	Clear Channel Communications, Inc., Term Loan
12,356	3.803%, 1/29/2016	12,202
949,468	6.903%, 1/30/2019	929,196
228,177	7.653%, 7/30/2019	227,814
	Cumulus Media Holdings, Inc., Term Loan
684,752	4.250%, 12/23/2020	687,320
	Fairpoint Communications, Term Loan
89,323	7.500%, 2/14/2019[b,c]	92,051
	Grande Communications Networks, LLC, Term Loan
1,191,000	4.500%, 5/29/2020	1,188,773
	Hargray Communications Group, Inc., Term Loan
893,250	4.750%, 6/26/2019	902,183
	IMG Worldwide, Inc., Term Loan
1,100,000	5.250%, 3/19/2021[b,c]	1,092,443
	Integra Telecom Holdings, Inc., Term Loan
891,000	5.250%, 2/22/2019	894,822
	Level 3 Communications, Inc., Term Loan
1,450,000	4.000%, 1/15/2020	1,451,813
	LTS Buyer, LLC, Term Loan
980,374	4.000%, 4/13/2020	973,638
	NTelos, Inc., Term Loan
498,734	5.750%, 11/9/2019	494,161
	Puerto Rico Cable Acquisition Company, Inc., Term Loan
958,585	4.669%, 7/31/2018	960,186
	SBA Senior Finance II, LLC, Delayed Draw
550,000	0.000%, 3/31/2021	547,641

Principal Amount	Bank Loans (13.3%)[a]	Value
Communications Services (3.6%) - continued
	SBA Senior Finance II, LLC, Term Loan
$550,000	3.250%, 3/24/2021	$547,547
	TNS, Inc., Term Loan
1,050,000	5.000%, 2/14/2020	1,054,379
	Univision Communications, Inc., Term Loan
1,574,069	4.000%, 3/1/2020	1,575,817
	Virgin Media Investment Holdings, Ltd., Term Loan
900,000	3.500%, 6/8/2020	897,597
	Visant Corporation, Term Loan
1,517,699	5.250%, 12/22/2016	1,504,100
	WideOpenWest Finance, LLC, Term Loan
851,673	4.750%, 4/1/2019	851,937
	WMG Acquisition Corporation, Term Loan
895,500	3.750%, 7/1/2020	890,351
	XO Communications, LLC, Term Loan
1,100,000	0.000%, 3/20/2021[b,c]	1,105,500
	Yankee Cable Acquisition, LLC, Term Loan
876,629	4.500%, 3/1/2020	882,546
	Zayo Group, LLC, Term Loan
888,698	4.000%, 7/2/2019	888,921

	Total	21,985,129

Consumer Cyclical (3.1%)
	Bally Technologies, Inc., Term Loan
1,049,725	4.250%, 11/25/2020	1,053,661
	Booz Allen Hamilton, Inc., Term Loan
446,600	3.750%, 7/31/2019	447,162
	Burlington Coat Factory Warehouse Corporation, Term Loan
928,769	4.250%, 2/23/2017	932,252
	Caesars Entertainment Resot Properties, LLC, Term Loan
857,850	7.000%, 10/11/2020	868,264
	Cengage Learning Aquisitions, Term Loan
1,120,000	0.000%, 3/31/2020[b,c]	1,131,670
	Cenveo Corporation, Term Loan
548,371	6.250%, 2/13/2017	555,226
	Ceridian Corporation, Term Loan
871,779	4.404%, 5/9/2017	874,831
	Chrysler Group, LLC, Term Loan
742,366	3.500%, 5/24/2017	741,906
475,000	3.250%, 12/31/2018	472,825
	Golden Nugget, Inc., Delayed Draw
157,106	5.500%, 11/21/2019	160,445
	Golden Nugget, Inc., Term Loan
366,581	5.500%, 11/21/2019	374,371
	Hilton Worldwide Finance, LLC, Term Loan
534,211	3.500%, 10/26/2020	534,830
	J.C. Penney Corporation, Inc., Term Loan
893,250	6.000%, 5/22/2018	888,042

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
13

Diversified Income Plus Fund

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Bank Loans (13.3%)[a]	Value
Consumer Cyclical (3.1%) - continued
	Las Vegas Sands, LLC, Term Loan
$997,500	3.250%, 12/19/2020	$995,774
	Marina District Finance Company, Inc., Term Loan
1,047,375	6.750%, 8/15/2018	1,061,337
	MGM Resorts International, Term Loan
357,286	3.500%, 12/20/2019	356,283
	Mohegan Tribal Gaming Authority, Term Loan
1,047,375	5.500%, 11/19/2019	1,067,673
	NEP/NCP Holdco, Inc., Term Loan
1,188,000	3.738%, 1/22/2020	1,190,471
	Pinnacle Entertainment, Inc., Term Loan
893,250	3.750%, 8/13/2020	894,644
	ROC Finance, LLC, Term Loan
895,500	5.000%, 6/20/2019	874,232
	Scientific Games International, Inc., Term Loan
897,750	4.250%, 10/18/2020	897,750
	Seminole Indian Tribe of Florida, Term Loan
837,000	3.000%, 4/29/2020	833,861
	Toys R Us, Inc., Term Loan
1,528,828	5.250%, 5/25/2018	1,272,749

	Total	18,480,259

Consumer Non-Cyclical (1.5%)
	Albertsons, Inc., Term Loan
1,242,011	4.750%, 3/21/2019	1,249,252
	CHS/Community Health Systems, Inc., Term Loan
217,716	3.469%, 1/25/2017	219,035
704,972	4.250%, 1/27/2021	710,393
	JBS USA, LLC, Term Loan
1,492,500	3.750%, 9/18/2020	1,487,843
	McGraw-Hill Global Education, LLC, Term Loan
862,907	5.750%, 3/22/2019[b,c]	868,300
	McJunkin Red Man Corporation, Term Loan
1,044,750	4.750%, 11/8/2019	1,056,723
	Roundy’s Supermarkets, Inc., Term Loan
1,171,278	5.750%, 3/3/2021	1,171,770
	Supervalu, Inc., Term Loan
1,176,000	4.500%, 3/21/2019	1,176,976
930,825	Van Wagner Communications, LLC, Term Loan 6.272%, 8/3/2018	940,422

	Total	8,880,714

Energy (0.8%)
	Arch Coal, Inc., Term Loan
1,416,422	6.250%, 5/16/2018	1,394,780
	Chesapeake Energy Corporation, Term Loan
1,615,000	5.750%, 12/2/2017	1,649,997
	Exgen Renewables I, LLC, Term Loan
735,000	5.250%, 2/6/2021	745,106

Principal Amount	Bank Loans (13.3%)[a]	Value
Energy (0.8%) - continued
	Offshore Group Investment, Ltd., Term Loan
$445,500	5.750%, 3/28/2019	$449,679
	Pacific Drilling SA, Term Loan
893,250	4.500%, 6/3/2018	896,153

	Total	5,135,715

Financials (1.0%)
	Delos Finance Sarl, Term Loan
1,120,000	3.500%, 3/6/2021[b,c]	1,120,235
	Harland Clarke Holdings Corporation, Term Loan
883,125	7.000%, 5/22/2018	894,606
	Intelsat Jackson Holdings SA, Term Loan
948,775	3.750%, 6/30/2019	950,255
	MoneyGram International, Inc., Term Loan
972,544	0.000%, 3/27/2020[b,c]	973,760
	TransUnion, LLC, Term Loan
1,100,000	0.000%, 3/21/2021[b,c]	1,101,837
	WaveDivision Holdings, LLC, Term Loan
888,750	4.000%, 10/12/2019	888,465

	Total	5,929,158

Technology (0.8%)
	BMC Software, Inc., Term Loan
897,750	5.000%, 9/10/2020	898,711
	First Data Corporation Extended, Term Loan
1,600,000	4.155%, 3/23/2018	1,602,672
	Freescale Semiconductor, Inc., Term Loan
891,494	4.250%, 2/28/2020	894,551
	Infor US, Inc., Term Loan
1,200,928	3.750%, 6/3/2020	1,196,425

	Total	4,592,359

Transportation (0.5%)
	American Airlines, Inc., Term Loan
1,414,312	3.750%, 6/27/2019	1,418,103
	Delta Air Lines, Inc., Term Loan
1,381,286	3.500%, 4/20/2017	1,382,266

	Total	2,800,369

Utilities (0.6%)
	ADS Waste Holdings, Inc., Term Loan
888,750	3.750%, 10/9/2019	886,404
	Calpine Corporation, Term Loan
787,817	4.000%, 4/1/2018	789,566
174,563	4.000%, 10/31/2020	174,945
	Intergen NV, Term Loan
893,250	5.500%, 6/15/2020	901,066
	NGPL PipeCo, LLC, Term Loan
741,851	6.750%, 9/15/2017	722,933

	Total	3,474,914

	Total Bank Loans (cost $79,635,814)	79,825,937

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
14

Diversified Income Plus Fund

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (44.5%)	Value
Asset-Backed Securities (1.2%)
	Asset Backed Securities Corporation Home Equity Loan Trust
$1,211,033	0.294%, 7/25/2036[d]	$1,119,817
303,250	0.314%, 11/25/2036[d]	255,972
	Countrywide Asset-Backed Certificates
1,024,092	5.530%, 4/25/2047	931,910
	GSAA Home Equity Trust
1,501,423	0.424%, 7/25/2037[d]	1,300,730
	J.P. Morgan Mortgage Trust
991,503	2.629%, 2/25/2036	881,630
	Renaissance Home Equity Loan Trust
731,203	5.746%, 5/25/2036	547,298
1,000,000	6.011%, 5/25/2036	729,635
1,450,000	5.797%, 8/25/2036	939,817
	Residential Asset Mortgage Products Trust
947,387	5.991%, 3/25/2033[e]	911,309

	Total	7,618,118

Basic Materials (1.0%)
	ArcelorMittal
860,000	6.000%, 3/1/2021	916,975
	Dow Chemical Company
106,000	8.550%, 5/15/2019	135,727
	First Quantum Minerals, Ltd.
485,000	6.750%, 2/15/2020[f]	491,063
485,000	7.000%, 2/15/2021[f]	493,488
	FMG Resources Pty. Ltd.
500,000	6.875%, 2/1/2018[f]	526,875
	Freeport-McMoRan Copper & Gold, Inc.
250,000	2.375%, 3/15/2018	249,282
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
860,000	8.875%, 2/1/2018	894,400
	INEOS Group Holdings SA
600,000	5.875%, 2/1/2019[f]	612,750
	LyondellBasell Industries NV
110,000	5.000%, 4/15/2019	122,480
106,000	6.000%, 11/15/2021	124,163
	Mosaic Company
144,000	3.750%, 11/15/2021	144,713
	Trinseo Materials Operating SCA
860,000	8.750%, 2/1/2019	923,425
	Vale Overseas, Ltd.
216,000	6.250%, 1/23/2017	241,364
	Xstrata Finance Canada, Ltd.
162,000	2.050%, 10/23/2015[f]	163,862

	Total	6,040,567

Capital Goods (0.8%)
	Case New Holland, Inc.
235,000	7.875%, 12/1/2017	275,537
	Cemex Finance, LLC
600,000	6.000%, 4/1/2024[c,f]	601,500
	CNH Capital, LLC
615,000	3.625%, 4/15/2018	625,763
	Crown Cork & Seal Company, Inc.
610,000	7.375%, 12/15/2026	677,100
	Eaton Corporation
144,000	1.500%, 11/2/2017	143,307

Principal Amount	Long-Term Fixed Income (44.5%)	Value
Capital Goods (0.8%) - continued
	Harsco Corporation
$216,000	2.700%, 10/15/2015	$217,836
	Reynolds Group Issuer, Inc.
250,000	5.750%, 10/15/2020	261,875
610,000	6.875%, 2/15/2021	658,800
	Roper Industries, Inc.
250,000	1.850%, 11/15/2017	251,055
222,000	2.050%, 10/1/2018	218,321
	RSC Equipment Rental, Inc.
250,000	8.250%, 2/1/2021	279,687
	Textron, Inc.
213,000	7.250%, 10/1/2019	253,414
	United Rentals North America, Inc.
610,000	7.375%, 5/15/2020	673,288

	Total	5,137,483

Collateralized Mortgage Obligations (15.3%)
	Alternative Loan Trust
1,930,358	6.000%, 6/25/2036	1,708,817
	American Home Mortgage Investment Trust
2,299,298	6.250%, 12/25/2036	1,224,091
	Banc of America Alternative Loan Trust
1,008,912	0.654%, 4/25/2035[d]	856,603
2,370,570	6.000%, 11/25/2035	2,007,584
	Banc of America Alternative Loan Trust 2006-4
1,765,070	0.954%, 5/25/2046[d]	1,278,311
	Banc of America Funding Corporation
694,116	5.046%, 5/20/2036	583,598
	BCAP, LLC Trust
2,273,754	0.334%, 3/25/2037[d]	1,828,523
	Bear Stearns Adjustable Rate Mortgage Trust
1,255,061	2.410%, 10/25/2035[d]	1,231,572
529,321	2.574%, 2/25/2036	418,341
	Citicorp Mortgage Securities Trust
927,775	6.000%, 5/25/2037	953,830
	Citigroup Mortgage Loan Trust, Inc.
658,382	5.500%, 11/25/2035	601,138
	CitiMortgage Alternative Loan Trust
962,583	5.750%, 4/25/2037	830,662
	Countrywide Alternative Loan Trust
962,033	0.554%, 2/25/2035[d]	861,801
1,318,537	5.263%, 10/25/2035	1,085,496
518,058	5.500%, 2/25/2036	474,943
406,260	6.000%, 4/25/2036	350,284
1,397,010	6.500%, 8/25/2036	1,028,914
350,949	6.000%, 1/25/2037	310,398
1,341,743	5.500%, 5/25/2037	1,128,100
	Countrywide Home Loan Mortgage Pass Through Trust
1,251,959	2.587%, 11/25/2035	1,040,046
1,051,325	5.067%, 2/20/2036	930,809
	Credit Suisse First Boston Mortgage Securities Corporation
830,432	5.250%, 10/25/2035	826,552

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
15

Diversified Income Plus Fund

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (44.5%)	Value
Collateralized Mortgage Obligations (15.3%) - continued
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
$233,977	5.500%, 10/25/2021	$224,158
800,363	0.354%, 11/25/2035[d]	507,530
1,368,844	5.500%, 11/25/2035	1,273,544
1,454,116	0.899%, 4/25/2047[d]	1,253,851
	Federal Home Loan Mortgage Corporation
13,084,599	2.500%, 12/15/2022[g]	964,179
3,763,256	2.500%, 5/15/2027[g]	391,448
4,365,083	2.500%, 2/15/2028[g]	482,972
13,031,444	2.500%, 3/15/2028[g]	1,398,050
7,202,733	3.000%, 4/15/2028[g]	884,552
5,570,517	3.000%, 2/15/2033[g]	823,690
	Federal National Mortgage Association
5,575,210	2.500%, 2/25/2028[g]	589,357
4,428,473	3.000%, 4/25/2028[g]	568,147
5,460,818	3.500%, 1/25/2033[g]	870,155
	First Horizon Alternative Mortgage Securities Trust
1,564,293	2.250%, 3/25/2035	1,391,806
	First Horizon Mortgage Pass- Through Trust
1,729,169	2.529%, 8/25/2037	1,445,196
	Government National Mortgage Association
6,764,752	4.000%, 1/16/2027[g]	766,143
	Greenpoint Mortgage Funding Trust
1,134,415	0.354%, 10/25/2045[d]	874,630
	GSR Mortgage Loan Trust
386,942	0.344%, 8/25/2046[d]	374,934
	HomeBanc Mortgage Trust
1,291,103	2.583%, 4/25/2037	919,824
	IndyMac IMJA Mortgage Loan Trust
1,469,198	6.250%, 11/25/2037	1,290,172
	J.P. Morgan Alternative Loan Trust
1,624,902	6.500%, 3/25/2036	1,481,556
	J.P. Morgan Mortgage Trust
304,437	6.500%, 1/25/2035	301,482
2,090,913	2.858%, 8/25/2035	2,102,476
743,789	2.657%, 10/25/2036	625,249
1,593,935	0.534%, 1/25/2037[d]	1,045,792
1,028,480	2.526%, 1/25/2037	907,694
974,600	6.250%, 8/25/2037	700,493
	Lehman Mortgage Trust
1,174,557	0.904%, 12/25/2035[d]	870,403
	Lehman XS Trust
1,200,000	5.500%, 9/25/2035	1,057,156
	Master Asset Securitization Trust
1,266,440	0.654%, 6/25/2036[d]	791,374
	MASTR Alternative Loans Trust
351,199	6.500%, 7/25/2034	360,043
1,132,271	0.604%, 12/25/2035[d]	576,722
	Merrill Lynch Alternative Note Asset Trust
865,330	6.000%, 3/25/2037	628,099
	Morgan Stanley Mortgage Loan Trust
902,574	5.177%, 11/25/2035	674,416

Principal Amount	Long-Term Fixed Income (44.5%)	Value
Collateralized Mortgage Obligations (15.3%) - continued
	MortgageIT Trust
$1,987,437	0.414%, 12/25/2035[d]	$1,848,821
1,505,274	0.354%, 4/25/2036[d]	1,022,275
	New Century Alternative Mortgage Loan Trust
863,750	6.167%, 7/25/2036	628,970
	RALI Trust
1,119,307	5.750%, 4/25/2037	885,714
1,562,307	6.250%, 4/25/2037	1,274,866
656,975	6.000%, 6/25/2037	533,221
	Residential Accredit Loans, Inc.
1,496,633	5.750%, 9/25/2035	1,352,263
1,469,877	6.000%, 1/25/2037	1,184,304
	Residential Asset Securitization Trust
1,021,886	5.500%, 4/25/2035	1,035,430
1,324,093	0.534%, 8/25/2037[d]	581,452
	RFMSI Trust
1,579,726	5.750%, 2/25/2036	1,463,123
2,506,072	6.000%, 7/25/2037	2,289,041
	Sequoia Mortgage Trust
2,154,904	2.554%, 9/20/2046	1,823,951
	Structured Adjustable Rate Mortgage Loan Trust
519,414	5.500%, 12/25/2034	506,131
1,607,596	5.177%, 7/25/2035	1,405,044
698,905	2.620%, 9/25/2035	579,363
1,393,419	4.887%, 5/25/2036	1,075,924
	Structured Asset Mortgage Investments, Inc.
2,028,379	0.464%, 12/25/2035[d]	1,586,072
1,614,821	0.364%, 5/25/2046[d]	1,221,026
	Suntrust Alternative Loan Trust
1,941,720	5.750%, 12/25/2035	1,688,601
	Vericrest Opportunity Loan Transferee
1,487,399	3.625%, 3/25/2054[h]	1,493,348
1,250,953	3.625%, 4/25/2055[h]	1,257,208
	WaMu Mortgage Pass Through Certificates
1,178,587	2.057%, 11/25/2036	1,024,244
1,713,436	1.862%, 1/25/2037	1,494,762
204,488	2.397%, 8/25/2046	176,450
1,013,398	1.089%, 9/25/2046[d]	885,794
1,311,967	2.034%, 3/25/2047[d]	1,050,396
	Washington Mutual Alternative Mortgage Pass Through Certificates
1,426,368	0.754%, 6/25/2035[d]	1,057,479
1,525,781	6.000%, 11/25/2035	1,342,695
1,257,030	0.879%, 2/25/2047[d]	846,263
	Wells Fargo Mortgage Backed Securities Trust
2,582,295	2.610%, 7/25/2036	2,414,141
552,876	0.854%, 5/25/2037[d]	479,771
1,163,867	6.000%, 7/25/2037	1,137,283
1,789,885	6.000%, 11/25/2037	1,788,650

	Total	91,411,782

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
16

Diversified Income Plus Fund

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (44.5%)	Value
Commercial Mortgage-Backed Securities (0.6%)
	Credit Suisse Mortgage Capital Certificates
$500,000	5.509%, 9/15/2039	$538,050
	Greenwich Capital Commercial Funding Corporation
1,350,000	5.867%, 12/10/2049	1,483,199
	Morgan Stanley Capital, Inc.
1,350,000	5.406%, 3/15/2044	1,469,937

	Total	3,491,186

Communications Services (2.8%)
	America Movil SAB de CV
104,000	5.000%, 10/16/2019	114,920
	American Tower Corporation
220,000	7.000%, 10/15/2017	255,554
	AT&T, Inc.
350,000	2.400%, 8/15/2016	360,598
	British Telecommunications plc
200,000	1.250%, 2/14/2017	199,420
	CBS Corporation
165,000	8.875%, 5/15/2019	211,544
	CC Holdings GS V, LLC
270,000	2.381%, 12/15/2017	270,016
	CCO Holdings, LLC
600,000	6.500%, 4/30/2021	636,000
	CenturyLink, Inc.
860,000	5.625%, 4/1/2020	904,075
	Cequel Communications Escrow 1, LLC
610,000	6.375%, 9/15/2020[f]	637,450
	Columbus International, Inc.
600,000	7.375%, 3/30/2021[f]	617,250
	Cox Communications, Inc.
204,000	9.375%, 1/15/2019[f]	259,635
	DIRECTV Holdings, LLC
190,000	3.500%, 3/1/2016	198,599
176,000	5.875%, 10/1/2019	201,825
	Dish DBS Corporation
160,000	6.750%, 6/1/2021	179,200
	Hughes Satellite Systems Corporation
860,000	6.500%, 6/15/2019	943,850
	Intelsat Jackson Holdings SA
860,000	7.250%, 4/1/2019	924,500
	Level 3 Financing, Inc.
1,100,000	8.625%, 7/15/2020	1,233,375
	Nara Cable Funding, Ltd.
860,000	8.875%, 12/1/2018[f]	936,325
	NBC Universal Enterprise, Inc.
156,000	1.662%, 4/15/2018[f]	153,124
	SBA Tower Trust
300,000	3.598%, 4/16/2043[f]	293,225
	Sprint Communications, Inc.
850,000	9.000%, 11/15/2018[f]	1,039,125
	Telefonica Emisiones SAU
212,000	3.992%, 2/16/2016	222,303
211,000	3.192%, 4/27/2018	216,104
	Time Warner Cable, Inc.
408,000	5.000%, 2/1/2020	445,578
	T-Mobile USA, Inc.
870,000	6.633%, 4/28/2021	935,250
	Univision Communications, Inc.
250,000	6.875%, 5/15/2019[f]	268,750
610,000	7.875%, 11/1/2020[f]	674,050

Principal Amount	Long-Term Fixed Income (44.5%)	Value
Communications Services (2.8%) - continued
	UPCB Finance V, Ltd.
$860,000	7.250%, 11/15/2021[f]	$948,150
	Verizon Communications, Inc.
272,000	2.500%, 9/15/2016	281,648
154,000	1.984%, 9/14/2018[d]	161,730
295,000	3.650%, 9/14/2018	314,037
140,000	2.550%, 6/17/2019	140,808
	Wind Acquisition Finance SA
460,000	11.750%, 7/15/2017[f]	484,725
400,000	7.250%, 2/15/2018[f]	422,000
	Windstream Corporation
860,000	7.750%, 10/1/2021	924,500

	Total	17,009,243

Consumer Cyclical (2.0%)
	AMC Entertainment, Inc.
600,000	5.875%, 2/15/2022[f]	610,500
	Brookfield Residential Properties, Inc.
850,000	6.500%, 12/15/2020[f]	905,250
	Chrysler Group, LLC
840,000	8.000%, 6/15/2019	919,800
	Daimler Finance North America, LLC
135,000	1.875%, 1/11/2018[f]	134,430
	Delphi Corporation
216,000	6.125%, 5/15/2021	240,300
	Ford Motor Credit Company, LLC
285,000	3.984%, 6/15/2016	301,980
216,000	1.500%, 1/17/2017	215,357
157,000	3.000%, 6/12/2017	163,069
220,000	5.000%, 5/15/2018	242,820
	General Motors Company
208,000	3.500%, 10/2/2018[f]	211,900
	General Motors Financial Company, Inc.
860,000	3.250%, 5/15/2018	867,525
	Hilton Worldwide Finance, LLC
860,000	5.625%, 10/15/2021[f]	898,700
	Hyundai Capital America
204,000	1.450%, 2/6/2017[f]	202,933
	Jaguar Land Rover Automotive plc
250,000	4.125%, 12/15/2018[f]	255,938
710,000	5.625%, 2/1/2023[f]	740,175
	L Brands, Inc.
860,000	5.625%, 2/15/2022	908,375
	Lennar Corporation
610,000	12.250%, 6/1/2017	783,850
250,000	4.125%, 12/1/2018	255,000
	Macy’s Retail Holdings, Inc.
288,000	7.450%, 7/15/2017	339,552
	MGM Resorts International
860,000	5.250%, 3/31/2020	885,800
	Nissan Motor Acceptance Corporation
136,000	0.786%, 3/3/2017[d,f]	136,237
	Toll Brothers Finance Corporation
208,000	4.000%, 12/31/2018	213,200
	TRW Automotive, Inc.
136,000	7.250%, 3/15/2017[f]	155,210
	WMG Acquisition Corporation
600,000	6.750%, 4/15/2022[c,f]	603,750

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
17

Diversified Income Plus Fund

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (44.5%)	Value
Consumer Cyclical (2.0%) - continued
	Wynn Las Vegas, LLC
$860,000	5.375%, 3/15/2022	$897,625

	Total	12,089,276

Consumer Non-Cyclical (2.4%)
	AbbVie, Inc.
314,000	1.750%, 11/6/2017	314,992
136,000	2.000%, 11/6/2018	134,867
	Altria Group, Inc.
191,000	9.700%, 11/10/2018	250,710
	Anheuser-Busch InBev Worldwide, Inc.
220,000	7.750%, 1/15/2019	272,523
	Beam, Inc.
110,000	5.375%, 1/15/2016	117,611
	Biomet, Inc.
860,000	6.500%, 8/1/2020	926,220
	Boston Scientific Corporation
204,000	2.650%, 10/1/2018	205,540
	Bunge Limited Finance Corporation
225,000	4.100%, 3/15/2016	237,403
	Celgene Corporation
198,000	1.900%, 8/15/2017	199,750
	ConAgra Foods, Inc.
275,000	2.100%, 3/15/2018	273,639
	Coventry Health Care, Inc.
126,000	5.950%, 3/15/2017	141,930
	CVS Caremark Corporation
106,000	2.250%, 12/5/2018	106,084
	Endo Health Solutions, Inc.
610,000	7.000%, 12/15/2020	657,275
	Endo Pharmaceuticals Holdings, Inc.
250,000	7.000%, 7/15/2019	269,375
	Express Scripts Holding Company
208,000	2.650%, 2/15/2017	215,107
	Gilead Sciences, Inc.
165,000	3.050%, 12/1/2016	173,503
	Hawk Acquisition Sub, Inc.
860,000	4.250%, 10/15/2020[f]	846,025
	HCA, Inc.
600,000	3.750%, 3/15/2019	602,250
	Hospira, Inc.
870,000	5.200%, 8/12/2020	929,492
	IMS Health, Inc.
370,000	12.500%, 3/1/2018[f]	421,800
490,000	6.000%, 11/1/2020[f]	515,725
	JBS USA, LLC
600,000	7.250%, 6/1/2021[f]	637,500
	Kroger Company
220,000	1.200%, 10/17/2016	220,219
	Lorillard Tobacco Company
204,000	8.125%, 6/23/2019	252,155
	McKesson Corporation
275,000	1.292%, 3/10/2017	274,315
	Medco Health Solutions, Inc.
170,000	7.125%, 3/15/2018	200,578
	Mondelez International, Inc.
136,000	2.250%, 2/1/2019	134,756
	Mylan, Inc.
291,000	1.350%, 11/29/2016	291,529
	Pernod Ricard SA
110,000	2.950%, 1/15/2017[f]	113,998

Principal Amount	Long-Term Fixed Income (44.5%)	Value
Consumer Non-Cyclical (2.4%) - continued
$110,000	5.750%, 4/7/2021[f]	$124,871
	Perrigo Company, Ltd.
118,000	1.300%, 11/8/2016[f]	117,759
104,000	2.300%, 11/8/2018[f]	102,871
	SABMiller plc
218,000	6.500%, 7/15/2018[f]	255,607
	Safeway, Inc.
315,000	3.400%, 12/1/2016	329,877
	Spectrum Brands Escrow Corporation
860,000	6.375%, 11/15/2020	930,950
	Tenet Healthcare Corporation
600,000	8.125%, 4/1/2022	670,500
	Thermo Fisher Scientific, Inc.
212,000	1.300%, 2/1/2017	210,717
212,000	2.400%, 2/1/2019	211,113
	Valeant Pharmaceuticals International
250,000	6.875%, 12/1/2014[f]	265,625
	VPII Escrow Corporation
610,000	7.500%, 7/15/2021[f]	686,250
	Watson Pharmaceuticals, Inc.
251,000	1.875%, 10/1/2017	249,872
	WM Wrigley Jr. Company
144,000	2.000%, 10/20/2017[f]	144,349

	Total	14,237,232

Energy (1.8%)
	BP Capital Markets plc
208,000	0.656%, 11/7/2016[d]	208,858
	Calumet Specialty Products Partners, LP
600,000	6.500%, 4/15/2021[f]	604,500
	CNOOC, Ltd.
208,000	1.125%, 5/9/2016	207,935
	Concho Resources, Inc.
860,000	5.500%, 10/1/2022	896,550
	Continental Resources, Inc.
275,000	7.125%, 4/1/2021	311,094
	Devon Energy Corporation
220,000	1.200%, 12/15/2016	219,999
	Enbridge Energy Partners, LP
1,215,000	8.050%, 10/1/2037	1,370,520
	Energy Transfer Partners, LP
104,000	6.700%, 7/1/2018	120,791
	Energy XXI Gulf Coast, Inc.
600,000	7.500%, 12/15/2021[f]	628,500
	EQT Corporation
105,000	5.150%, 3/1/2018	113,667
104,000	8.125%, 6/1/2019	126,901
	Hess Corporation
155,000	8.125%, 2/15/2019	194,052
	Linn Energy, LLC
860,000	7.250%, 11/1/2019[f]	896,550
	Lukoil International Finance BV
110,000	3.416%, 4/24/2018[f]	107,002
	MEG Energy Corporation
250,000	6.500%, 3/15/2021[f]	263,125
610,000	6.375%, 1/30/2023[f]	631,350
	Oasis Petroleum, Inc.
860,000	6.875%, 1/15/2023	933,100
	Offshore Group Investment, Ltd.
860,000	7.500%, 11/1/2019	915,900

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
18

Diversified Income Plus Fund

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (44.5%)	Value
Energy (1.8%) - continued
	Petrobras Global Finance BV
$245,000	2.000%, 5/20/2016	$242,856
	Range Resources Corporation
860,000	5.000%, 8/15/2022	877,200
	Suncor Energy, Inc.
136,000	6.100%, 6/1/2018	157,084
	Transocean, Inc.
205,000	6.000%, 3/15/2018	227,974
	Weatherford International, Ltd.
170,000	6.000%, 3/15/2018	191,484
104,000	9.625%, 3/1/2019	135,011

	Total	10,582,003

Financials (8.8%)
	Abbey National Treasury Services plc
110,000	3.050%, 8/23/2018	113,252
	ABN AMRO Bank NV
216,000	2.500%, 10/30/2018[f]	215,730
	Aegon NV
1,080,000	3.039%, 7/29/2049[d,i]	982,800
	AGI Life Holdings, Inc.
1,200,000	7.570%, 12/1/2045[f]	1,459,440
	American Express Company
1,250,000	6.800%, 9/1/2066	1,369,625
	American International Group, Inc.
325,000	8.250%, 8/15/2018	406,247
	ANZ New Zealand International, Ltd.
200,000	1.400%, 4/27/2017[f]	199,374
	Aviation Capital Group Corporation
162,000	3.875%, 9/27/2016[f]	167,814
	Aviv Healthcare Properties, LP
600,000	6.000%, 10/15/2021	622,500
	Bank of America Corporation
75,000	6.500%, 8/1/2016	84,004
280,000	5.750%, 8/15/2016	306,737
315,000	5.750%, 12/1/2017	356,625
144,000	2.000%, 1/11/2018	143,730
545,000	1.304%, 3/22/2018[d]	550,985
405,000	5.650%, 5/1/2018	457,826
204,000	2.600%, 1/15/2019	204,805
	Bank of New York Mellon Corporation
720,000	4.500%, 12/31/2049[i]	655,200
	Bank of Nova Scotia
220,000	1.100%, 12/13/2016	220,933
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
272,000	0.645%, 3/10/2017[d,f]	272,162
	Banque Federative du Credit Mutuel SA
216,000	1.087%, 1/20/2017[d,f]	216,596
	Barclays Bank plc
150,000	5.140%, 10/14/2020	159,020
	BB&T Corporation
157,000	2.050%, 6/19/2018	157,051
	BBVA Banco Continental SA
203,000	2.250%, 7/29/2016[f]	203,000
	BBVA International Preferred SA Unipersonal
1,545,000	5.919%, 12/29/2049[i]	1,537,275

Principal Amount	Long-Term Fixed Income (44.5%)	Value
Financials (8.8%) - continued
	BBVA US Senior SAU
$275,000	4.664%, 10/9/2015	$288,805
	Bear Stearns Companies, LLC
340,000	6.400%, 10/2/2017	392,419
	BNP Paribas SA
212,000	1.250%, 12/12/2016	211,999
240,000	2.375%, 9/14/2017	245,816
1,250,000	5.186%, 6/29/2049[f,i]	1,282,812
	BPCE SA
250,000	1.625%, 2/10/2017	249,654
625,000	5.150%, 7/21/2024[f]	621,774
	Branch Banking and Trust Company
208,000	0.666%, 12/1/2016[d]	208,768
	Capital One Financial Corporation
272,000	6.150%, 9/1/2016	303,555
	Citigroup, Inc.
367,000	5.500%, 2/15/2017	405,103
220,000	6.000%, 8/15/2017	249,362
212,000	8.500%, 5/22/2019	270,105
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
975,000	11.000%, 12/29/2049[f,i]	1,294,312
	Credit Agricole SA
208,000	1.625%, 4/15/2016[f]	210,907
	Credit Suisse Group AG
600,000	7.500%, 12/11/2049[f,i]	651,750
	CyrusOne, LP
860,000	6.375%, 11/15/2022	907,300
	DDR Corporation
136,000	9.625%, 3/15/2016	157,528
	Denali Borrower, LLC
860,000	5.625%, 10/15/2020[f]	875,050
	Discover Bank
68,000	8.700%, 11/18/2019	85,467
	Discover Financial Services
150,000	6.450%, 6/12/2017	170,390
	Fifth Third Bancorp
318,000	5.450%, 1/15/2017	351,109
900,000	5.100%, 12/31/2049[i]	828,000
	GE Capital Trust I
620,000	6.375%, 11/15/2067	682,000
	General Electric Capital Corporation
340,000	5.625%, 9/15/2017	385,767
73,000	1.625%, 4/2/2018	72,617
1,200,000	6.250%, 12/15/2049[i]	1,284,000
	Genworth Financial, Inc.
205,000	7.700%, 6/15/2020	249,770
	Goldman Sachs Group, Inc.
68,000	3.700%, 8/1/2015	70,516
240,000	6.250%, 9/1/2017	274,073
68,000	2.375%, 1/22/2018	68,452
144,000	2.625%, 1/31/2019	143,631
205,000	7.500%, 2/15/2019	248,007
	Hartford Financial Services Group, Inc.
315,000	6.000%, 1/15/2019	364,685
	HBOS plc
288,000	6.750%, 5/21/2018[f]	326,287
	HCP, Inc.
78,000	3.750%, 2/1/2016	82,108
107,000	3.750%, 2/1/2019	112,744
	Health Care REIT, Inc.
186,000	4.700%, 9/15/2017	203,252

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
19

Diversified Income Plus Fund

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (44.5%)	Value
Financials (8.8%) - continued
	HSBC Finance Corporation
$260,000	6.676%, 1/15/2021	$303,405
	Huntington National Bank
208,000	1.300%, 11/20/2016	208,644
	Icahn Enterprises, LP
600,000	6.000%, 8/1/2020[f]	636,000
	ING Bank NV
125,000	3.750%, 3/7/2017[f]	132,882
	ING Capital Funding Trust III
1,420,000	3.834%, 12/29/2049[d,i]	1,416,450
	International Lease Finance Corporation
110,000	2.183%, 6/15/2016[d]	110,825
	Intesa Sanpaolo SPA
157,000	3.125%, 1/15/2016	160,738
70,000	3.875%, 1/16/2018	72,450
156,000	3.875%, 1/15/2019	158,677
	J.P. Morgan Chase & Company
295,000	3.450%, 3/1/2016	308,932
136,000	0.756%, 2/15/2017[d]	136,117
205,000	2.000%, 8/15/2017	207,818
144,000	6.300%, 4/23/2019	169,298
300,000	7.900%, 4/29/2049[i]	339,000
1,250,000	6.750%, 8/29/2049[i]	1,315,625
300,000	6.000%, 12/29/2049[i]	295,500
	KeyCorp
208,000	2.300%, 12/13/2018	207,246
	Kookmin Bank
200,000	1.114%, 1/27/2017[d,f]	200,806
	Liberty Mutual Group, Inc.
975,000	10.750%, 6/15/2058[f]	1,462,500
42,000	5.000%, 6/1/2021[f]	45,202
	Liberty Property, LP
173,000	5.500%, 12/15/2016	190,417
	Lincoln National Corporation
1,120,000	6.050%, 4/20/2067	1,113,000
	Macquarie Bank, Ltd.
225,000	5.000%, 2/22/2017[f]	245,497
	MetLife Capital Trust IV
1,422,000	7.875%, 12/15/2037[f]	1,677,960
	MetLife, Inc.
600,000	6.400%, 12/15/2036	633,000
	Mizuho Corporate Bank, Ltd.
232,000	1.550%, 10/17/2017[f]	230,100
	Morgan Stanley
250,000	4.750%, 4/1/2014	250,000
240,000	1.750%, 2/25/2016	243,096
360,000	6.250%, 8/28/2017	412,012
144,000	2.500%, 1/24/2019	143,599
110,000	4.875%, 11/1/2022	115,586
	Murray Street Investment Trust I
375,000	4.647%, 3/9/2017	405,050
	National City Corporation
136,000	6.875%, 5/15/2019	161,092
	Nomura Holdings, Inc.
237,000	2.000%, 9/13/2016	239,947
141,000	2.750%, 3/19/2019	140,147
	PNC Bank NA
314,000	1.150%, 11/1/2016	314,771
	Prologis, LP
177,000	6.625%, 5/15/2018	205,950
	Prudential Covered Trust
144,000	2.997%, 9/30/2015[f]	147,814

Principal Amount	Long-Term Fixed Income (44.5%)	Value
Financials (8.8%) - continued
	Prudential Financial, Inc.
$620,000	5.875%, 9/15/2042	$647,125
1,225,000	5.625%, 6/15/2043	1,249,500
	QBE Capital Funding III, Ltd.
600,000	7.250%, 5/24/2041[f]	642,000
	RBS Capital Trust III
900,000	5.512%, 9/29/2049[i]	886,500
	Realty Income Corporation
131,000	2.000%, 1/31/2018	129,560
	Regions Bank
250,000	7.500%, 5/15/2018	295,047
	Reinsurance Group of America, Inc.
1,290,000	6.750%, 12/15/2065	1,299,675
275,000	5.625%, 3/15/2017	301,106
	Royal Bank of Scotland Group plc
229,000	5.050%, 1/8/2015	234,341
136,000	1.173%, 3/31/2017[d]	136,160
625,000	7.648%, 8/29/2049[i]	671,875
	Santander US Debt SAU
325,000	3.724%, 1/20/2015[f]	331,198
	SLM Corporation
170,000	6.250%, 1/25/2016	182,750
	Societe Generale SA
208,000	5.750%, 4/20/2016[f]	224,640
	Sumitomo Mitsui Banking Corporation
432,000	1.300%, 1/10/2017	432,000
	Suncorp-Metway, Ltd.
140,000	0.933%, 3/28/2017[d,f]	139,999
	Swiss RE Capital I, LP
1,350,000	6.854%, 5/29/2049[f,i]	1,444,500
	Ventas Realty, LP
315,000	1.550%, 9/26/2016	317,763
	Voya Financial, Inc.
300,000	5.650%, 5/15/2053	298,200
204,000	2.900%, 2/15/2018	209,022
	Wells Fargo & Company
175,000	1.250%, 7/20/2016	176,468
	Westpac Banking Corporation
208,000	0.665%, 11/25/2016[d]	208,654
	ZFS Finance USA Trust II
1,553,000	6.450%, 12/15/2065[f]	1,673,357

	Total	52,781,218

Foreign Government (0.3%)
	Azerbaijan Government International Bond
200,000	4.750%, 3/18/2024[f]	200,800
	Mexico Government International Bond
1,570,000	4.000%, 10/2/2023	1,585,700

	Total	1,786,500

Mortgage-Backed Securities (4.4%)
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
8,100,000	3.500%, 4/1/2029[c]	8,492,344
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
2,500,000	3.500%, 4/1/2044[c]	2,514,844
3,350,000	4.000%, 4/1/2044[c]	3,481,906

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
20

Diversified Income Plus Fund

Schedule of Investments as of March 31, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (44.5%)	Value
Mortgage-Backed Securities (4.4%) - continued
$11,000,000	4.500%, 4/1/2044[c]	$11,733,907

	Total	26,223,001

Technology (0.7%)
	Amkor Technology, Inc.
860,000	6.625%, 6/1/2021	918,050
	CommScope, Inc.
448,000	8.250%, 1/15/2019[f]	484,960
	EMC Corporation
136,000	1.875%, 6/1/2018	135,909
	First Data Corporation
860,000	7.375%, 6/15/2019[f]	924,500
	Freescale Semiconductor, Inc.
860,000	6.000%, 1/15/2022[f]	912,675
	Hewlett-Packard Company
288,000	5.400%, 3/1/2017	319,883
	Tyco Electronics Group SA
157,000	6.550%, 10/1/2017	181,551
	Xerox Corporation
157,000	7.200%, 4/1/2016	175,410

	Total	4,052,938

Transportation (0.3%)
	American Airlines Pass Through Trust
131,974	4.950%, 1/15/2023[f]	141,542
	Avis Budget Car Rental, LLC
250,000	8.250%, 1/15/2019	268,125
	Delta Air Lines, Inc.
120,786	4.950%, 5/23/2019	131,657
96,713	4.750%, 5/7/2020	104,575
	ERAC USA Finance, LLC
150,000	2.800%, 11/1/2018[f]	152,706
	Hertz Corporation
600,000	5.875%, 10/15/2020	639,752
	Kansas City Southern de Mexico SA de CV
158,000	0.935%, 10/28/2016[d]	158,804
	United Air Lines, Inc.
182,705	10.400%, 11/1/2016	207,370

	Total	1,804,531

U.S. Government and Agencies (0.1%)
	U.S. Treasury Notes
500,000	0.250%, 9/30/2015	500,196

	Total	500,196

Utilities (2.0%)
	Atlas Pipeline Partners, LP
860,000	4.750%, 11/15/2021	817,000
	Buckeye Partners, LP
208,000	2.650%, 11/15/2018	206,373
	Calpine Corporation
870,000	6.000%, 1/15/2022[f]	913,500
	CenterPoint Energy, Inc.
255,000	6.500%, 5/1/2018	295,683
	Constellation Energy Group, Inc.
160,000	5.150%, 12/1/2020	174,748
	DCP Midstream Operating, LP
158,000	2.500%, 12/1/2017	160,612
	DCP Midstream, LLC
450,000	5.850%, 5/21/2043[f]	423,000

Principal Amount	Long-Term Fixed Income (44.5%)	Value
Utilities (2.0%) - continued
	Dominion Resources, Inc.
$272,000	1.250%, 3/15/2017	$271,381
	Electricite de France
216,000	0.694%, 1/20/2017[d,f]	216,678
1,860,000	5.250%, 12/29/2049[f,i]	1,862,790
	Enel Finance International NV
157,000	3.875%, 10/7/2014[f]	159,413
110,000	5.125%, 10/7/2019[f]	120,601
	Enterprise Products Operating, LLC
1,390,000	7.034%, 1/15/2068	1,574,175
280,000	7.000%, 6/1/2067	294,000
	Exelon Generation Company, LLC
158,000	6.200%, 10/1/2017	178,526
144,000	5.200%, 10/1/2019	157,408
	MidAmerican Energy Holdings Company
190,000	1.100%, 5/15/2017[f]	188,388
144,000	5.750%, 4/1/2018	163,910
	NiSource Finance Corporation
262,000	6.400%, 3/15/2018	302,212
	ONEOK Partners, LP
144,000	6.150%, 10/1/2016	160,974
104,000	2.000%, 10/1/2017	104,459
110,000	3.200%, 9/15/2018	113,450
	Pacific Gas & Electric Company
104,000	5.625%, 11/30/2017	118,064
	Panhandle Eastern Pipe Line Company, LP
216,000	6.200%, 11/1/2017	245,975
	PG&E Corporation
139,000	2.400%, 3/1/2019	138,095
	PPL Capital Funding, Inc.
270,000	1.900%, 6/1/2018	265,613
	Southern California Edison Company
1,600,000	6.250%, 8/1/2049[i]	1,704,000
	TransCanada PipeLines, Ltd.
600,000	6.350%, 5/15/2067	621,600

	Total	11,952,628

	Total Long-Term Fixed Income (cost $254,628,825)	266,717,902

Shares	Common Stock (33.5%)	Value

Consumer Discretionary (3.3%)
15,100	Abercrombie & Fitch Company	581,350
2,750	Amazon.com, Inc.[j]	925,430
39,600	Best Buy Company, Inc.	1,045,836
238,900	Carphone Warehouse Group plc	1,294,910
32,050	Comcast Corporation	1,603,141
16,250	E.W. Scripps Company[j]	287,950
47,207	Federal-Mogul Corporation[j]	883,243
73,050	Ford Motor Company	1,139,580
12,900	G-III Apparel Group, Ltd.[j]	923,382
7,700	Hennes & Mauritz AB	328,407
115,200	Home Retail Group plc	416,310
14	Lear Corporation Warrants, $0.01, expires 11/9/2014[j]	2,275
29,000	Lowe’s Companies, Inc.	1,418,100
9,200	Madison Square Garden Company[j]	522,376
4,850	McDonald’s Corporation	475,446
170,419	Mediaset SPA[j]	953,117

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
21

Diversified Income Plus Fund

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (33.5%)	Value
Consumer Discretionary (3.3%) - continued
43,800	Panasonic Corporation	$498,141
7,500	Pandora AS	494,988
379,400	Seven West Media, Ltd.	699,061
135,800	Sky Network Television, Ltd.	737,391
18,200	Societe Television Francaise 1	300,880
79,950	Staples, Inc.	906,633
88,600	Sumitomo Forestry Company, Ltd.[k]	889,078
18,000	Thomson Reuters Corporation	615,600
286,967	Trinity Mirror plc[j]	923,067
21,700	Tuesday Morning Corporation[j]	307,055
6,000	Viacom, Inc.	509,940
2,550	Whirlpool Corporation	381,123

	Total	20,063,810

Consumer Staples (2.1%)
40,750	Altria Group, Inc.	1,525,272
22,050	Boulder Brands, Inc.[j]	388,521
31,550	Coca-Cola Company	1,219,723
16,300	ICA Gruppen ABj	591,756
10,600	Imperial Tobacco Group plc	428,636
7,600	Interparfums SA	357,452
6,200	Kerry Group plc	471,641
5,900	Nestle SA	444,091
4,250	Nu Skin Enterprises, Inc.	352,113
20,850	PepsiCo, Inc.	1,740,975
19,700	Procter & Gamble Company	1,587,820
23,050	Sprouts Farmers Markets, Inc.[j]	830,492
136,550	SUPERVALU, Inc.[j,k]	934,002
22,350	Wal-Mart Stores, Inc.	1,708,210
10,100	Wesfarmers, Ltd.	386,988

	Total	12,967,692

Energy (2.5%)
84,831	Bankers Petroleum, Ltd.[j]	412,837
43,387	BP plc	348,615
27,400	Cabot Oil & Gas Corporation	928,312
18,300	CAT Oil AG	382,856
18,750	Chevron Corporation	2,229,562
96,800	ERG SPA	1,566,947
20,750	Exxon Mobil Corporation	2,026,860
34,950	Kinder Morgan, Inc.	1,135,526
84,890	Odfjell Drilling, Ltd.	486,813
50,916	Royal Dutch Shell plc	1,860,416
408	Royal Dutch Shell plc, Class A	14,907
33,500	Royal Dutch Shell plc, Class B	1,307,845
48,300	RPC, Inc.	986,286
95,600	Showa Shell Sekiyu KK	853,627
15,700	Verbund AG	323,003

	Total	14,864,412

Financials (10.8%)
10,450	Aflac, Inc.	658,768
295,400	AIA Group, Ltd.	1,404,967
3,250	Ameriprise Financial, Inc.	357,728
183,600	Ares Capital Corporation	3,235,032
26,800	Australia & New Zealand Banking Group, Ltd.	824,450
60,896	Banco Popular Espanol SA	460,469
146,500	Bank Leumi Le-Israel[j]	571,791
7,035	Bank of Nova Scotia[k]	407,464
7,500	Berkshire Hathaway, Inc.[j]	937,275
633,180	BlackRock Enhanced Equity Dividend Trust	5,027,449

Shares	Common Stock (33.5%)	Value
Financials (10.8%) - continued
10,880	Coresite Realty Corporation	$337,280
89,000	Daiwa Securities Group, Inc.	773,254
12,800	Digital Realty Trust, Inc.	679,424
22,700	Discover Financial Services	1,320,913
4,850	Erie Indemnity Company	338,336
29,500	Excel Trust, Inc.	374,060
45,350	F.N.B. Corporation	607,690
55,900	Fifth Third Bancorp	1,282,905
38,900	First Financial Bancorp	699,422
70,350	First Niagara Financial Group, Inc.	664,808
10,900	Hancock Holding Company	399,485
70,900	Hang Seng Bank, Ltd.	1,131,061
40,500	Hatteras Financial Corporation	763,425
11,950	Horace Mann Educators Corporation	346,550
192,700	HSBC Holdings plc	1,951,155
56,700	Huntington Bancshares, Inc.	565,299
150,000	iShares FTSE NAREIT Mortgage Plus Capped Index Fund	1,839,000
10,800	iShares J.P. Morgan USD Emerging Markets Bond ETF	1,203,336
21,600	iShares MSCI Emerging Markets Minimum Volatility ETF	1,235,520
490,400	Israel Discount Bank, Ltd.[j]	900,133
27,500	KeyCorp	391,600
15,250	Lazard, Ltd.	718,123
35,100	Magellan Financial Group, Ltd.	447,423
31,300	Maiden Holdings, Ltd.	390,624
98,900	Mediolanum SPA	933,437
38,000	National Australia Bank, Ltd.	1,252,869
43,300	NKSJ Holdings, Inc.	1,111,702
15,200	Prudential Financial, Inc.	1,286,680
33,350	Regions Financial Corporation	370,519
23,095	Royal Bank of Canada[k]	1,522,745
140,000	Solar Capital, Ltd.	3,049,200
30,100	Sumitomo Mitsui Financial Group, Inc.	1,290,204
4,500	Swiss Re AGj	417,664
32,879	Toronto-Dominion Bank	1,541,491
217,100	Two Harbors Investment Corporation	2,225,275
29,450	U.S. Bancorp	1,262,227
56,400	UniCredit SPA	515,557
78,000	United Overseas Bank, Ltd.	1,345,456
108,000	Vanguard REIT ETF	7,626,960
17,430	Vanguard Short-Term Corporate Bond ETF	1,394,051
11,100	W.R. Berkley Corporation	461,982
46,750	Wells Fargo & Company	2,325,345
28,300	Westpac Banking Corporation	909,923
45,550	WisdomTree Investments, Inc.[j]	597,616

	Total	64,687,122

Health Care (4.5%)
12,600	Abiomed, Inc.[j,k]	328,104
8,600	AmerisourceBergen Corporation	564,074
8,300	Amgen, Inc.	1,023,722
22,500	AstraZeneca plc	1,458,598
4,900	Bayer AG	663,580
5,293	Boiron SA	430,224
3,000	Celgene Corporation[j]	418,800
19,500	CSL, Ltd.	1,259,542
8,350	DaVita HealthCare Partners, Inc.[j]	574,898
9,450	Eli Lilly and Company	556,227

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
22

Diversified Income Plus Fund

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (33.5%)	Value
Health Care (4.5%) - continued
101,800	Fisher & Paykel Healthcare Corporation, Ltd.	$375,513
64,600	GlaxoSmithKline plc	1,722,569
65,100	Halozyme Therapeutics, Inc.[j,k]	826,770
7,850	HCA Holdings, Inc.[j]	412,125
17,000	Hikma Pharmaceuticals plc	470,671
18,400	ICON plc[j]	874,920
19,700	ISIS Pharmaceuticals, Inc.[j,k]	851,237
20,500	Johnson & Johnson	2,013,715
9,700	Lonza Group AGj	989,732
5,450	McKesson Corporation	962,307
53,750	Neurocrine Biosciences, Inc.[j]	865,375
65,028	Pfizer, Inc.	2,088,699
14,100	Prestige Brands Holdings, Inc.[j]	384,225
13,600	Quintiles Transnational Holdings, Inc.[j]	690,472
1,100	Regeneron Pharmaceuticals, Inc.[j]	330,308
19,200	Rhoen-Klinikum AG	614,986
3,600	Roche Holding AG	1,074,867
3,000	Roche Holding AG	902,291
47,900	Shionogi & Company, Ltd.	885,528
20,900	TESARO, Inc.[j]	616,132
30,382	TherapeuticsMD, Inc.[j,k]	191,710
14,000	WellPoint, Inc.	1,393,700

	Total	26,815,621

Industrials (3.7%)
11,350	3M Company	1,539,741
19,050	AAR Corporation	494,347
15,100	Abertis Infraestructuras SA	345,114
18,400	ADT Corporation[k]	551,080
5,400	Airbus Group NV	386,755
10,500	Altra Industrial Motion Corporation	374,850
14,300	Brink’s Company	408,265
14,100	Caterpillar, Inc.	1,401,117
6,500	Daikin Industries, Ltd.	364,516
12,300	easyJet plc	352,012
25,500	Exelis, Inc.	484,755
13,550	General Electric Company	350,809
800	Georg Fischer AGj	620,748
88,000	Kinden Corporation	851,445
29,300	Koninklijke Philips NV	1,030,755
8,400	Lockheed Martin Corporation	1,371,216
43,400	Nordex SEj	701,425
3,600	Northrop Grumman Corporation	444,168
10,500	Randstad Holding NV	614,554
13,250	Raytheon Company	1,308,968
17,600	Rolls-Royce Holdings plc[j]	315,062
8,800	Safran SA	609,663
140,000	Shimizu Corporation	725,063
12,700	Siemens AG	1,712,765
4,600	SolarCity Corporation[j,k]	288,052
36,550	Southwest Airlines Company	862,945
5,590	Stantec, Inc.	341,670
38,000	TNT Express NV	372,821
230,000	Toda Corporation	754,959
69,000	TOTO, Ltd.	956,466
8,350	Woodward, Inc.	346,775
34,400	WS Atkins plc	798,935

	Total	22,081,816

Information Technology (3.7%)
5,300	Accenture plc	422,516
11,250	Ambarella, Inc.[j,k]	300,488
12,136	Avigilon Corporation[j,k]	313,856

Shares	Common Stock (33.5%)	Value
Information Technology (3.7%) - continued
20,050	Bankrate, Inc.[j]	$339,647
165,685	Blinkx plc[j]	311,782
26,300	Booz Allen Hamilton Holding Corporation	578,600
15,100	Cap Gemini SA	1,143,174
19,949	CGI Group, Inc.[j]	615,884
26,400	Ciena Corporation[j]	600,336
74,550	Cisco Systems, Inc.	1,670,665
11,400	Cray, Inc.[j]	425,448
5,750	Cree, Inc.[j]	325,220
19,600	Facebook, Inc.[j]	1,180,704
36,800	Freescale Semiconductor, Ltd.[j,k]	898,288
400	Google, Inc.[j]	445,804
14,950	Hewlett-Packard Company	483,782
67,050	Intel Corporation	1,730,560
18,950	Lexmark International, Inc.	877,196
27,550	ManTech International Corporation	810,246
19,850	MasterCard, Inc.	1,482,795
9,899	Melexis NV	383,231
9,150	Microsoft Corporation	375,058
49,000	Nokia Oyj[j]	360,515
22,600	Oracle Corporation	924,566
7,500	Pegasystems, Inc.	264,900
43,200	Playtech plc	487,701
53,050	Sanmina Corporation[j]	925,723
11,900	Seiko Epson Corporation	371,836
10,000	SunPower Corporation[j,k]	322,600
27,650	Take-Two Interactive Software, Inc.[j]	606,365
19,900	UbiSoft Entertainment SAj	355,860
27,050	Unisys Corporation[j]	823,943
4,700	Wincor Nixdorf AG	337,798
4,850	Workday, Inc.[j]	443,436
90,700	Zynga, Inc.[j]	390,010

	Total	22,330,533

Materials (1.1%)
243,300	Arrium, Ltd.	306,124
12,900	BHP Billiton, Ltd.	437,250
34,850	Century Aluminum Company[j]	460,368
79,600	Coeur Mining, Inc.[j]	739,484
29,800	Dow Chemical Company	1,447,982
35,400	James Hardie Industries plc	472,877
299,000	Kobe Steel, Ltd.	396,788
24,000	Nippon Paint Company, Ltd.	363,396
26,000	Resolute Forest Products, Inc.[j]	522,340
237,000	Tokuyama Corporation[k]	774,422
9,900	Voestalpine AG	435,689
149,000	Wilmar International, Ltd.	410,567

	Total	6,767,287

Telecommunications Services (0.8%)
12,500	AT&T, Inc.	438,375
307,300	Bezeq Israel Telecommunication Corporation, Ltd.	547,794
52,900	QSC AG	263,789
430,000	Singapore Telecommunications, Ltd.	1,249,888
13,250	Verizon Communications, Inc.	630,303
283,400	Vodafone Group plc	1,042,146
137,800	Vonage Holdings Corporation[j]	588,406

	Total	4,760,701

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
23

Diversified Income Plus Fund

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (33.5%)	Value
Utilities (1.0%)
255,200	Electricidade de Portugal SA	$1,184,807
14,850	Empire District Electric Company[k]	361,152
14,200	Endesa SA	511,224
29,500	Fortum Oyj	670,575
27,000	GDF Suez	738,589
98,500	Iberdrola SA	689,254
12,200	Otter Tail Corporation	375,638
11,200	PG&E Corporation	483,840
41,200	Suez Environnement Company SA	836,918

	Total	5,851,997

	Total Common Stock (cost $192,813,920)	201,190,991

Shares	Preferred Stock (3.4%)	Value
Financials (3.4%)
25,000	Affiliated Managers Group, Inc., 5.250%	640,250
9,375	Agribank FCB, 6.875%[i]	966,504
63,000	Allstate Corporation, 5.100%	1,568,700
64,790	Annaly Capital Management, Inc., 7.500%[i]	1,534,227
1,200	Bank of America Corporation, Convertible, 7.250%[i]	1,373,052
48,800	CHS, Inc., 7.100%[i,j]	1,306,376
61,780	Citigroup, Inc., 6.875%[i]	1,610,605
20,070	Cobank ACB, 6.250%[f,i]	2,030,833
24,000	Countrywide Capital V, 7.000%	612,000
30,000	DDR Corporation, 6.250%[i]	695,100
6,000	Farm Credit Bank of Texas, 6.750%[f,i]	612,375
29,400	Goldman Sachs Group, Inc., 5.500%[i]	700,896
375	M&T Bank Corporation, 6.375%[i]	356,250
44,100	Morgan Stanley, 7.125%[i]	1,169,973
40,500	PNC Financial Services Group, Inc., 6.125%[i]	1,081,755
15,000	Royal Bank of Scotland Group plc, 7.250%[i]	373,800
15,000	State Street Corporation, 5.250%[i]	337,350
52,000	US Bancorp 6.500%[i]	1,476,800
24,000	Wells Fargo & Company, 5.850%[i]	597,600
1,200	Wells Fargo & Company, Convertible, 7.500%[i]	1,407,600

	Total	20,452,046

Utilities (<0.1%)
2,190	Southern California Edison Company, 5.070%[i]	222,354

	Total	222,354

	Total Preferred Stock (cost $20,624,478)	20,674,400

Shares	Collateral Held for Securities Loaned (1.4%)	Value
8,110,537	Thrivent Cash Management Trust	8,110,537

	Total Collateral Held for Securities Loaned (cost $8,110,537)	8,110,537

Shares or Principal Amount	Short-Term Investments (10.5%)[l]	Value
	Federal Home Loan Bank Discount Notes
100,000	0.090%, 4/4/2014[m]	$99,999
400,000	0.100%, 4/23/2014[m]	399,976
100,000	0.120%, 5/28/2014[m]	99,981
210,000	0.098%, 7/7/2014[m]	209,945
900,000	0.087%, 7/30/2014[m]	899,740
	Thrivent Cash Management Trust
60,742,418	0.050%	60,742,418
	U.S. Treasury Bill
300,000	0.065%, 6/12/2014	299,961

	Total Short-Term Investments (at amortized cost)	62,752,020

	Total Investments (cost $618,565,594) 106.6%	$639,271,787

	Other Assets and Liabilities, Net (6.6%)	(39,356,860)

	Total Net Assets 100.0%	$599,914,927

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2014.
e	All or a portion of the security is insured or guaranteed.
f	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2014, the value of these investments was $48,418,001 or 8.1% of total net assets.
g	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
h	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Diversified Income Plus Fund owned as of March 31, 2014.

Security	Acquisition Date	Cost
Vericrest Opportunity Loan Transferee, 3/25/2054	12/11/2013	$1,480,959
Vericrest Opportunity Loan Transferee, 4/25/2055	11/21/2013	1,246,154

i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
j	Non-income producing security.
k	All or a portion of the security is on loan.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
24

Diversified Income Plus Fund

Schedule of Investments as of March 31, 2014

(unaudited)

l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	At March 31, 2014, $909,872 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$29,394,643
Gross unrealized depreciation	(8,688,450)

Net unrealized appreciation (depreciation)	$20,706,193

Cost for federal income tax purposes	$618,565,594

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2014, in valuing Diversified Income Plus Fund’s assets carried at fair value.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
25

Diversified Income Plus Fund

Schedule of Investments as of March 31, 2014

(unaudited)

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	5,893,425	–	5,893,425	–
Capital Goods	2,653,895	–	2,653,895	–
Communications Services	21,985,129	–	21,985,129	–
Consumer Cyclical	18,480,259	–	18,480,259	–
Consumer Non-Cyclical	8,880,714	–	8,880,714	–
Energy	5,135,715	–	5,135,715	–
Financials	5,929,158	–	5,929,158	–
Technology	4,592,359	–	4,592,359	–
Transportation	2,800,369	–	2,800,369	–
Utilities	3,474,914	–	3,474,914	–
Long-Term Fixed Income
Asset-Backed Securities	7,618,118	–	7,618,118	–
Basic Materials	6,040,567	–	6,040,567	–
Capital Goods	5,137,483	–	5,137,483	–
Collateralized Mortgage Obligations	91,411,782	–	91,411,782	–
Commercial Mortgage-Backed Securities	3,491,186	–	3,491,186	–
Communications Services	17,009,243	–	17,009,243	–
Consumer Cyclical	12,089,276	–	12,089,276	–
Consumer Non-Cyclical	14,237,232	–	14,237,232	–
Energy	10,582,003	–	10,582,003	–
Financials	52,781,218	–	52,781,218	–
Foreign Government	1,786,500	–	1,786,500	–
Mortgage-Backed Securities	26,223,001	–	26,223,001	–
Technology	4,052,938	–	4,052,938	–
Transportation	1,804,531	–	1,804,531	–
U.S. Government and Agencies	500,196	–	500,196	–
Utilities	11,952,628	–	11,952,628	–
Common Stock
Consumer Discretionary	20,063,810	12,528,460	7,535,350	–
Consumer Staples	12,967,692	10,287,128	2,680,564	–
Energy	14,864,412	7,306,546	7,557,866	–
Financials	64,687,122	44,973,907	19,713,215	–
Health Care	26,815,621	15,967,520	10,848,101	–
Industrials	22,081,816	10,227,088	11,854,728	–
Information Technology	22,330,533	17,648,896	4,681,637	–
Materials	6,767,287	3,170,174	3,597,113	–
Telecommunications Services	4,760,701	1,657,084	3,103,617	–
Utilities	5,851,997	1,220,630	4,631,367	–
Preferred Stock
Financials	20,452,046	16,842,334	3,609,712	–
Utilities	222,354	–	222,354	–
Collateral Held for Securities Loaned	8,110,537	8,110,537	–	–
Short-Term Investments	62,752,020	60,742,418	2,009,602	–
Total	$639,271,787	$210,682,722	$428,589,065	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	566,723	566,723	–	–
Total Asset Derivatives	$566,723	$566,723	$–	$–

There were no significant transfers between Levels during the period ended March 31, 2014. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
26

Diversified Income Plus Fund

Schedule of Investments as of March 31, 2014

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
5-Yr. U.S. Treasury Bond Futures	(146)	June 2014	($17,463,802)	($17,367,157)	$96,645
Mini MSCI EAFE Index Futures	77	June 2014	7,159,655	7,295,750	136,095
Russell 2000 Index Mini-Futures	(104)	June 2014	(12,426,329)	(12,173,200)	253,129
Ultra Long Term U.S. Treasury Bond Futures	48	June 2014	6,853,646	6,934,500	80,854
Total Futures Contracts					$566,723

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Diversified Income Plus Fund, is as follows:

Fund	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at March 31, 2014	Value March 31, 2014	Income Earned January 1, 2014 - March 31, 2014
Cash Management Trust- Collateral Investment	$5,220,211	$22,295,671	$19,405,345	8,110,537	$8,110,537	$13,662
Cash Management Trust- Short Term Investment	52,295,269	70,591,411	62,144,262	60,742,418	60,742,418	7,638
Total Value and Income Earned	57,515,480				68,852,955	21,300

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
27

Natural Resources Fund

Schedule of Investments as of March 31, 2014

(unaudited)

Shares	Common Stock (98.8%)	Value
Coal & Consumable Fuels (2.0%)
140,900	Alpha Natural Resources, Inc.[a,b]	$598,825
91,200	Peabody Energy Corporation	1,490,208

	Total	2,089,033

Consumer Staples (10.6%)
91,350	Archer-Daniels-Midland Company	3,963,677
41,750	Bunge, Ltd.	3,319,542
57,050	Ingredion, Inc.	3,883,964

	Total	11,167,183

Financials (20.5%)
18,223	Boston Properties, Inc.	2,087,080
13,700	Camden Property Trust	922,558
41,700	DDR Corporation	687,216
33,395	Equity Residential	1,936,576
20,187	Health Care REIT, Inc.	1,203,145
27,900	Host Hotels & Resorts, Inc.	564,696
56,100	Kimco Realty Corporation	1,227,468
11,300	Macerich Company	704,329
30,500	Prologis, Inc.	1,245,315
6,910	Public Storage, Inc.	1,164,266
20,300	RLJ Lodging Trust	542,822
19,626	Simon Property Group, Inc.	3,218,664
29,800	SPDR Gold Trust[a,b]	3,683,578
21,400	Tanger Factory Outlet Centers, Inc.	749,000
16,947	Vornado Realty Trust	1,670,297

	Total	21,607,010

Integrated Oil & Gas (11.5%)
40,600	Chevron Corporation	4,827,746
29,350	Occidental Petroleum Corporation	2,796,761
99,600	Petroleo Brasileiro SA ADR	1,309,740
48,600	Total SA ADR	3,188,160

	Total	12,122,407

Materials (4.5%)
41,300	Cliffs Natural Resources, Inc.[a]	844,998
37,300	Mosaic Company	1,865,000
20,407	Southern Copper Corporation	594,048
52,400	Teck Resources, Ltd.[a]	1,136,032
38,100	Walter Energy, Inc.[a]	288,036

	Total	4,728,114

Oil & Gas Equipment & Services (24.7%)
60,450	Cameron International Corporation[b]	3,733,997
41,550	Dril-Quip, Inc.[b]	4,657,755
750	Frank’s International NV	18,585
67,700	National Oilwell Varco, Inc.	5,271,799
85,300	Schlumberger, Ltd.	8,316,750
229,000	Weatherford International, Ltd.[b]	3,975,440

	Total	25,974,326

Oil & Gas Exploration & Production (25.0%)
127,200	Cobalt International Energy, Inc.[b]	2,330,304
23,800	Concho Resources, Inc.[b]	2,915,500
21,500	EOG Resources, Inc.	4,217,655
42,700	EQT Corporation	4,140,619
88,300	Marathon Oil Corporation	3,136,416
114,700	Oasis Petroleum, Inc.[b]	4,786,431
39,000	SM Energy Company	2,780,310

Shares	Common Stock (98.8%)	Value
Oil & Gas Exploration & Production (25.0%) - continued
44,500	Southwestern Energy Company[b]	$2,047,445

	Total	26,354,680

	Total Common Stock (cost $93,305,833)	104,042,753

Shares	Collateral Held for Securities Loaned (6.4%)	Value
6,736,920	Thrivent Cash Management Trust	6,736,920

	Total Collateral Held for Securities Loaned (cost $6,736,920)	6,736,920

Shares or Principal Amount	Short-Term Investments (1.3%)[c]	Value
1,338,307	Thrivent Cash Management Trust 0.050%	1,338,307

	Total Short-Term Investments (at amortized cost)	1,338,307

	Total Investments (cost $101,381,060) 106.5%	$112,117,980

	Other Assets and Liabilities, Net (6.5%)	(6,843,156)

	Total Net Assets 100.0%	$105,274,824

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$23,203,550
Gross unrealized depreciation	(12,466,630)

Net unrealized appreciation (depreciation)	$10,736,920

Cost for federal income tax purposes	$101,381,060

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
28

Natural Resources Fund

Schedule of Investments as of March 31, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2014, in valuing Natural Resources Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Coal & Consumable Fuels	2,089,033	2,089,033	–	–
Consumer Staples	11,167,183	11,167,183	–	–
Financials	21,607,010	21,607,010	–	–
Integrated Oil & Gas	12,122,407	12,122,407	–	–
Materials	4,728,114	4,728,114	–	–
Oil & Gas Equipment & Services	25,974,326	25,974,326	–	–
Oil & Gas Exploration & Production	26,354,680	26,354,680	–	–
Collateral Held for Securities Loaned	6,736,920	6,736,920	–	–
Short-Term Investments	1,338,307	1,338,307	–	–
Total	$112,117,980	$112,117,980	$–	$–

There were no significant transfers between Levels during the period ended March 31, 2014. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Natural Resources Fund, is as follows:

Fund	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at March 31, 2014	Value March 31, 2014	Income Earned January 1, 2014 - March 31, 2014
Cash Management Trust- Collateral Investment	$5,291,600	$19,782,504	$18,337,184	6,736,920	$6,736,920	$8,831
Cash Management Trust- Short Term Investment	4,661,263	746,459	4,069,415	1,338,307	1,338,307	210
Total Value and Income Earned	9,952,863				8,075,227	9,041

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
29

Notes to Schedule of Investments

As of March 31, 2014

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Swap agreements are valued at the fair value of the contract as furnished by an independent pricing service. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (“Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the last quoted sales price. Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service. Investments in mutual funds are valued at the net asset value at the close of each business day. Short-term securities are valued at amortized cost (which approximates market value) to the extent it is not materially different than market value.

The Board has delegated responsibility for daily valuation to the Adviser. The Adviser has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Fund valuation policies and procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

Financial Accounting Standards Board (FASB) guidelines require increased fair value disclosure intended to improve the consistency and comparability of fair value measurements used in financial reporting. The guidelines define fair value, establish a framework for measuring fair value in U.S. Generally Accepted Accounting Principles (“GAAP”) and expand disclosures about fair value requirements. The various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures and options; Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts; and Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable were fair valued as determined in good faith under procedures established by the Board.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.

Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign markets and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect fair value as of the close of the U.S. markets. The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.

Foreign Denominated Investments – Foreign denominated assets and currency contracts may involve more risks than domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Funds may also invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Derivative Financial Instruments – Each of the Funds may invest in derivatives. Derivatives, a category that includes options, futures, swaps and hybrid instruments, are financial instruments whose value derives from another security, an index or a currency. Each Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives for hedging its positions in foreign securities. Each Fund may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter (OTC).

A derivative may incur a mark to market loss if the value if the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearing house stands between

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
30

Notes to Schedule of Investments

As of March 31, 2014

(unaudited)

the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers, potentially resulting in losses in the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for hedging or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements vary by type of derivative. Margin requirements are established by the broker or clearing house for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, swaps). For derivatives traded under an IDSA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Options – All Funds may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required. In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-the- counter options is partially mitigated by the Fund’s collateral posting requirements. As the option increases in value to the Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.

Futures Contracts – Certain Funds may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
31

Notes to Schedule of Investments

As of March 31, 2014

(unaudited)

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies all Funds may enter into foreign currency forward contracts. Additionally, the Funds may enter into such contracts to hedge certain other foreign-currency-denominated investments. These contracts are recorded at value and the related realized and unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Fund is exposed to counterparty risk equal to the discounted net amount of payments to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements.

Swap Agreements – Certain Funds enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at fair value of the contract as provided by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements. These swap agreements are over-the-counter and the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty. Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.

Certain Funds enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future payments would be the notional amount. For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations.

Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
32

Item 2. Controls and Procedures

(a) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: May 27, 2014	THRIVENT MUTUAL FUNDS

	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: May 27, 2014	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Date: May 27, 2014	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer